As filed with the Securities and Exchange Commission on April 28, 2000
                                                               File No. 33-20795
                                                                       811-05516



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                            ----
         Pre-Effective Amendment No. ___                    /   /
                                                            ----
         Post-Effective Amendment No. 16                    / X /
                                                            ----

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                            / X /
                                                            ----
         Amendment No. 17                                   / X /
                                                            ----
                        (Check appropriate box or boxes)

                          PIONEER AMERICA INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
             (Address of Principal Executive Offices)  (Zip Code)


     Registrant's Telephone Number, including Area Code: (617) 742-7825

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           ___  immediately upon filing pursuant to paragraph (b)
            X   on May 1, 2000 pursuant to paragraph (b)
           ---
           ___  60 days after filing pursuant to paragraph (a)(1)
           ___  on [date] pursuant to paragraph(a)(1)
           ___  75 days after filing pursuant to paragraph (a)(2)
           ___  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                  [Pioneer logo]
P i o n e e r
America Income Trust


                                             Class A, Class B and Class C Shares
                                                         Prospectus, May 1, 2000


Contents


Basic information about the fund                                             1

Management                                                                   7

Buying, exchanging and selling shares                                        9

Dividends, capital gains and taxes                                          27

Financial highlights                                                        28



Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about the fund


Investment objective

As high a level of current income as is consistent with preservation of capital and prudent investment risk.



Principal investment strategies


The fund invests exclusively in securities that are backed by the full faith and credit of the U.S. government, and repurchase agreements and "when-issued" commitments with respect to these securities. These securities include:

[] U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities greater than 10 years)

[] Obligations issued by or guaranteed as to principal and interest by the U.S. Treasury and certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest


The fund's investments may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The fund may invest in securities of any maturity. Although the average dollar weighted maturity of the fund's portfolio may vary significantly, it generally will not exceed 20 years.


Pioneer Investment Management, Inc., the fund's investment adviser, considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the fund's investment objective. In assessing the appropriate maturity and sector weighting of the fund's portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues and sector diversification.


In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.






---------------------------Magnifying Glass graphic-----------------------------
Information for federal credit unions
The fund may only invest in securities and engage in transactions in securities to the extent that they are legal under applicable Federal law, as of
January 1, 2000, for federal credit unions.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Contact your investment professional to discuss how the fund fits into your portfolio.
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Even though the fund seeks a high level of current income and preservation of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:


[]   Interest rates go up causing the value of the fund's investments to decline


[] During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk

[] During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

[] Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

To the extent the fund invests significantly in mortgage-backed securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the fund may have especially volatile prices and may have a disproportionate effect on the fund's share price.

Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, such guarantee does not apply to losses resulting from declines in the market value of such securities.

Basic information about the fund

The fund's past performance

The bar chart and table indicate the risks of investing in the fund by showing how the fund has performed in the past. The fund's performance varies from year to year

The fund's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.
--------------------------------------------------------------------------------
Fund performance

The chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B and Class C shares have different performance. The chart does not reflect any Class A sales charge you may pay when you buy or sell fund shares. Any sales charge will reduce your return.

The fund's highest calendar quarterly return was 4.72% (3/31/95 to 6/30/95) The fund's lowest calendar quarterly return was -3.14% (12/31/93 to 3/31/94)


For the calendar quarter ended March 31, 2000 the fund's total return was 2.84%


Annual return Class A shares
(Year ended December 31)

[Begin Bar Chart]
'90        8.99         '91       12.04         '92        6.78
'93        9.07         '94       -3.97         '95       16.07
'96        2.29         '97        8.51         '98        7.78
'99       -2.52
[End Bar Chart]
--------------------------------------------------------------------------------

Comparison with Lehman Brothers Government Bond Index

The table shows the average annual total returns for each class of the fund over time and compares these returns to the returns of the Lehman Brothers Government Bond Index. This index is a measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Unlike the fund, the index is not managed and does not incur expenses. The table:
[]   Reflects sales charges applicable to the class
[]   Assumes that you sell your shares at the end of the period
[]   Assumes that you reinvest all of your dividends and distributions


Average annual total return (%)

(for periods ended December 31, 1999)

                                                              Since  Inception
                            1 Year   5 Years   10 Years   Inception       Date
--------------------------------------------------------------------------------
Class A                      -6.95      5.27       5.85        6.36     6/1/88
--------------------------------------------------------------------------------
Class B                      -6.93      5.28        n/a        4.54    4/29/94
--------------------------------------------------------------------------------
Class C                      -3.19       n/a        n/a        3.15    1/31/96
--------------------------------------------------------------------------------
Lehman Brothers
Government Bond Index        -2.23      7.44       7.48        7.96*       --
--------------------------------------------------------------------------------
* Reflects the return of the index since the inception of Class A shares. The return of the index since the inception of the Class B shares is 6.61% and since the inception of the Class C shares is 4.81%.

Fees and expenses
These are the fees and expenses, based on the fund's latest fiscal year, you may pay if you invest in the fund.

Shareowner fees
paid directly from your investment                      Class A     Class B    Class C
--------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares
  as a percentage of offering price                      4.5%         None        None
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a
  percentage of offering price or the amount you
  receive when you sell shares, whichever is less       None(1)         4%          1%
--------------------------------------------------------------------------------------

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets
                                               Class A     Class B      Class C
----------------------------------------------------------------------------------
  Management Fee                                0.50%       0.50%       0.50%
----------------------------------------------------------------------------------
  Distribution and Service (12b-1) Fee          0.25%       1.00%       1.00%
----------------------------------------------------------------------------------
  Other Expenses                                0.39%       0.41%       0.35%
----------------------------------------------------------------------------------
Total Annual Fund Operating Expenses            1.14%       1.91%       1.85%
----------------------------------------------------------------------------------

1 Purchases of $1 million or more and purchases by participants in certain group plans are not subject to an initial sales charge but may be subject to a contingent deferred sales charge. See "Buying, exchanging and selling shares."

2  Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other operating expenses of the fund to the extent required to reduce Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of fund expenses attributable to
   Class B and Class C shares will be reduced only to the extent such expenses are reduced for Class A shares. This agreement is voluntary and temporary and may be revised or terminated at any time. Actual other expenses paid by the fund and total fund operating expenses for the fiscal year ended December 31,
   1999 were:
Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets         Class A     Class B     Class C
----------------------------------------------------------------------------------
         Management Fee                             0.36%       0.36%       0.36%
----------------------------------------------------------------------------------
         Distribution and Service (12b-1) Fee       0.25%       1.00%       1.00%
----------------------------------------------------------------------------------
         Other Expenses                             0.39%       0.40%       0.34%
----------------------------------------------------------------------------------
         Total Annual Fund Operating Expenses       1.00%       1.76%       1.70%
----------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                     If you sell your shares                 If you do not sell your shares
            -------------------------------------------------------------------------------------
                                     Number of years you own your shares
            -------------------------------------------------------------------------------------
                  1         3           5          10         1         3           5          10
            -------------------------------------------------------------------------------------
Class A        $561      $796      $1,049      $1,774      $561      $796      $1,049      $1,774
-------------------------------------------------------------------------------------------------
Class B         594       900       1,232       2,032       194       600       1,032       2,032
-------------------------------------------------------------------------------------------------
Class C         288       582       1,001       2,169       188       582       1,001       2,169
-------------------------------------------------------------------------------------------------

Basic information about the fund

Other investment strategies

As discussed, the fund invests exclusively in securities issued or backed by the U.S. government, and repurchases agreements and "when-issued" commitments with respect to these securities.



This section describes additional investments that the fund may make or strategies that it may pursue to a lesser degree to achieve the fund's goal. Some of the fund's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


Additional information about U.S. government securities

The fund may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. These securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real estate. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The fund may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


Repurchase agreements

Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. The other party's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. However, in the event that the other party to the repurchase agreement defaults on its obligations, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the fund is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

"When-Issued" securities

The fund may purchase and sell securities, including GNMA certificates, on a when-issued or delayed delivery basis. These transactions arise when securities are purchased or sold by the fund with payment and delivery taking place at a fixed future date. The fund will not earn income on these securities until delivered. The fund may engage in these transactions when it believes they would result in a favorable price and yield for the security being purchased or sold. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the fund missing the opportunity to obtain a favorable price or yield elsewhere.


Temporary investments

Normally, the fund invests substantially all of its assets to meet its investment objective. For temporary defensive purposes, the fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year or may hold cash or cash equivalents. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy only when Pioneer believes securities in which the fund normally invests have extraordinary risks due to political or economic factors.



Short-term trading

The fund usually does not trade for short-term profits. The fund will sell an investment, however, even if it has only been held for a short time, if it no longer meets the fund's investment criteria. If the fund does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.

Management


Pioneer, the fund's investment adviser,
selects the fund's investments and oversees the fund's operations.


Pioneer Group

The Pioneer Group, Inc. and its subsidiaries are engaged in financial services businesses in the United States and many foreign countries. As of December 31, 1999, the firm had more than $24 billion in assets under management worldwide including more than $23 billion in U.S. mutual funds. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. John F. Cogan, chairman of the board and president of The Pioneer Group, Inc., owns approximately 14% of the firm. He is also an officer and director of each of the Pioneer mutual funds.


Investment adviser

Pioneer manages a family of U.S. and international stock funds, bond funds and money market funds. Pioneer is a subsidiary of The Pioneer Group, Inc. Its main office is at 60 State Street, Boston, Massachusetts 02109.

Portfolio manager

Day-to-day management of the fund's portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Sherman B. Russ and Kenneth J. Taubes.


Mr. Russ and Mr. Taubes are jointly responsible for overseeing Pioneer's U.S. and global fixed income team. Mr. Russ is a senior vice president of Pioneer. He joined Pioneer in 1983 as an assistant portfolio manager and has been an investment professional since 1962. Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Russ, Mr. Taubes and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is equal to 0.50% of the fund's average daily net assets. The fee is normally computed daily and paid monthly.


Distributor and transfer agent

Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneering Services Corporation is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are subsidiaries of The Pioneer Group, Inc.

Buying, exchanging and selling shares




Net asset value


The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).


The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the fund may use an asset's fair value. Fair value is determined in accordance with procedures approved by the fund's trustees.


You buy or sell shares at the share price. When you buy Class A shares, you pay an initial sales charge. When you sell Class B or Class C shares, you may pay a contingent deferred sales charge depending on how long you have owned your shares.



Choosing a class of shares

The fund offers three classes of shares through this prospectus. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs.


Factors you should consider include:

[]   How long you expect to own the shares

[]   The expenses paid by each class

[]   Whether you qualify for any reduction or waiver of sales charges


Your investment professional can help you determine which class meets your goals. Your investment firm may receive different compensation depending upon which class you choose. If you are not a U.S. citizen and are purchasing shares outside the U.S., you may pay different sales charges under local laws and business practices.

Distribution plans

The fund has adopted a distribution plan for each class of shares offered through this prospectus in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under each plan the fund pays distribution and service fees to the distributor. Because these fees are an ongoing expense, over time they increase the cost of your investment and your shares may cost more than shares that are subject to other types of sales charges.

---------------------------[Magnifying Glass graphic]---------------------------
Share price
The net asset value per share calculated on the day of your transaction, adjusted for any applicable sales charge, is often referred to as the share price.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparing classes of shares
--------------------------------------------------------------------------------



                      Class A                                Class B                               Class C
------------------------------------------------------------------------------------------------------------------------------------
Why you might         Class A shares may be your best        You may prefer Class B shares if      You may prefer Class C shares if
prefer each class     alternative if you prefer to pay an    you do not want to pay an initial     you do not wish to pay an initial
                      initial sales charge and have lower    sales charge, or if you plan to       sales charge and you would rather
                      annual expenses, or if you qualify     hold your investment for at least     pay higher annual expenses over
                      for any reduction or waiver of the     six years. Class B shares are not     time.
                      initial sales charge.                  recommended if you are investing
                                                             $250,000 or more.

------------------------------------------------------------------------------------------------------------------------------------
Initial sales         Up to 4.50% of the offering price,     None                                  None
charge                which is reduced or waived for
                      large purchases and certain types
                      of investors. At the time of your
                      purchase, your investment firm may
                      receive a commission from the
                      distributor of up to 4% declining
                      as the size of your investment
                      increases.


------------------------------------------------------------------------------------------------------------------------------------
Contingent            None, except in certain                Up to 4% is charged if you sell       A 1% charge if you sell your
deferred              circumstances when the initial         your shares. The charge is reduced    shares within one year of
sales charges         sales charge is waived.                over time and not 10 charged after    purchase. Your investment firm
                                                             six years. Your investment firm may   may receive a commission from
                                                             receive a commission from the         the distributor at the time of
                                                             distributor at the time of your       your purchase of up to 1%.
                                                             purchase of up to 4%.

------------------------------------------------------------------------------------------------------------------------------------
Distribution and      Up to 0.25% of average.                Up to 1% of average                   Up to 1% of average
service fees          daily net assets                       daily net assets.                     daily net assets.


------------------------------------------------------------------------------------------------------------------------------------
Annual expenses      Lower than Class B or Class C.          Higher than Class A shares;           Higher than Class A shares;
(including                                                   Class B shares convert to Class       Class C shares do not convert
distribution                                                 A shares after eight years.           to any other class of shares.
and service fees)                                                                                  You continue to pay higher
                                                                                                   annual expenses.

------------------------------------------------------------------------------------------------------------------------------------
Exchange             Class A shares of other                 Class B shares of other               Class C shares of other
privilege            Pioneer mutual funds.                   Pioneer mutual funds.                 Pioneer mutual funds.


Buying, exchanging and selling shares



Sales charges: Class A shares


You pay the offering price when you buy Class A shares unless you qualify to purchase shares at net asset value. You pay a lower sales charge as the size of your investment increases. You do not pay a sales charge when you reinvest dividends or distributions paid by the fund.



Investments of $1 million or more

You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more or you are a participant in certain group plans. However, you pay a deferred sales charge if you sell your Class A shares within one year of purchase. The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.


Reduced sales charges

You may qualify for a reduced Class A sales charge if you own or are purchasing shares of Pioneer mutual funds. If you or your investment professional notifies the distributor of your eligibility for a reduced sales charge at the time of your purchase, the distributor will credit you with the combined value (at the current offering price) of all your Pioneer mutual fund shares and the shares of your spouse and the shares of any children under 21. Certain trustees and fiduciaries may also qualify for a reduced sales charge. For this purpose, Pioneer mutual funds include any fund for which the distributor is principal underwriter and, at the distributor's discretion, may include funds organized outside the U.S. managed by Pioneer.

See "Qualifying for a reduced sales charge" for more information.


---------------------------Magnifying Glass graphic-----------------------------
Offering price

The net asset value per share plus any initial sales charge.
--------------------------------------------------------------------------------

Sales charges for Class A shares


                                        Sales charge as % of
                                      ------------------------
                                        Offering    Net amount
Amount of purchase                         price      invested
--------------------------------------------------------------
Less than $100,000                          4.50         4.71
--------------------------------------------------------------
$100,000 but less than $250,000             3.50         3.63
--------------------------------------------------------------
$250,000 but less than $500,000             2.50         2.56
--------------------------------------------------------------
$500,000 but less than $1 million           2.00         2.04
--------------------------------------------------------------
$1 million or more                           -0-          -0-
--------------------------------------------------------------

Sales charges: Class B shares

You buy Class B shares at net asset value per share without paying an initial sales charge. However, you will pay a contingent deferred sales charge to the distributor if you sell your Class B shares within six years of purchase. The contingent deferred sales charge decreases as the number of years since your purchase increases.


Contingent deferred sales charge
--------------------------------------------------------------------------------

On shares sold                  As a % of
before the          dollar amount subject
end of year           to the sales charge
-----------------------------------------
 1                                      4
-----------------------------------------
 2                                      4
-----------------------------------------
 3                                      3
-----------------------------------------
 4                                      3
-----------------------------------------
 5                                      2
-----------------------------------------
 6                                      1
-----------------------------------------
 7+                                   -0-
-----------------------------------------

Conversion to Class A shares

Class B shares automatically convert into Class A shares. This helps you because Class A shares pay lower expenses.

Your Class B shares will convert to Class A shares at the beginning of the calendar month (calendar quarter for shares purchased before October 1, 1998) that is eight years after the date of purchase except that:


[] Shares purchased by reinvesting dividends and capital gain distributions will convert to Class A shares at the same time as shares on which the dividend or distribution was paid


[] Shares purchased by exchanging shares from another fund will convert on the date that the shares originally acquired would have converted into Class A shares


Currently, the Internal Revenue Service permits the conversion of shares to take place without imposing a federal income tax. Conversion may not occur if the Internal Revenue Service deems it a taxable event for federal tax purposes.


---------------------------Magnifying Glass graphic-----------------------------

Contingent deferred sales charge

A sales charge that may be deducted from your sales proceeds.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Paying the contingent deferred sales charge (CDSC)

Several rules apply for Class B shares so that you pay the lowest possible CDSC.

[] The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less

[]   You do not pay a CDSC on reinvested dividends or distributions

[] In determining the number of years since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)

[] If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you have owned the longest

[] You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

Buying, exchanging and selling shares


Sales charges: Class C shares


You buy Class C shares at net asset value per share without paying an initial sales charge. However, if you sell your Class C shares within one year of purchase, you will pay to the distributor a contingent deferred sales charge of 1% of the current market value or the original cost of the shares you are selling, whichever is less.



---------------------------Magnifying Glass graphic-----------------------------

Contingent deferred sales charge

A sales charge that may be deducted from your sales proceeds.
--------------------------------------------------------------------------------


Paying the contingent deferred sales charge (CDSC)

--------------------------------------------------------------------------------

Several rules apply for Class C shares which result in your paying the lowest CDSC.

[] The CDSC is calculated on the current market value or the original cost of the shares you are selling, whichever is less

[]   You do not pay a CDSC on reinvested dividends or distributions

[] In determining the amount of time since your purchase, all purchases are considered to have been made on the first day of that month (quarter for shares purchased before October 1, 1998)

[] If you sell only some of your shares, the transfer agent will first sell your shares that are not subject to any CDSC and then the shares that you purchased most recently

[] You may qualify for a waiver of the CDSC normally charged. See "Qualifying for a reduced sales charge"
--------------------------------------------------------------------------------

Qualifying for a reduced sales charge

Initial Class A sales charge waivers

You may purchase Class A shares at net asset value (without a sales charge) or with a reduced initial sales charge as follows. If you believe you qualify for any of the waivers discussed below, contact the distributor. You are required to provide written confirmation of your eligibility. You may not resell these shares except to or on behalf of the fund.


[]   Class A purchases at net asset value are available to:

[]   Current or former trustees and officers of the fund;

[]   Current or former partners and employees of legal counsel to the fund;

[] Current or former directors, officers, employees or sales representatives of The Pioneer Group, Inc. and its affiliates;

[] Current or former directors, officers, employees or sales representatives of any subadviser or a predecessor adviser (or their affiliates) to any investment company for which Pioneer serves as investment adviser;

[] Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the distributor;

[]   Members of the immediate families of any of the persons above;

[] Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons;

[]   Insurance company separate accounts;

[] Certain "wrap accounts" for the benefit of clients of financial planners adhering to standards established by the distributor;

[] Other funds and accounts for which Pioneer or any of its affiliates serve as investment adviser or manager;

[] In connection with certain reorganization, liquidation or acquisition transactions involving other investment companies or personal holding companies;

[]   Certain unit investment trusts;


[] Employer-sponsored retirement plans with 100 or more eligible employees or at least $500,000 in total plan assets;

[] Participants in Optional Retirement Programs if (i) your employer has authorized a limited number of mutual funds to participate in the program,
     (ii) all participating mutual funds sell shares to program participants at net asset value, (iii) your employer has agreed in writing to actively promote Pioneer mutual funds to program participants and (iv) the program provides for a matching contribution for each participant contribution;

[] Participants in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) the employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer.

Buying, exchanging and selling shares




Class A purchases at a reduced initial sales charge or net asset value are also available to:


Group Plans if the sponsoring organization

[]   recommends purchases of Pioneer mutual funds to,

[]   permits solicitation of, or

[]   facilitates purchases by
its employees, members or participants.

Letter of intent (Class A)

You can use a letter of intent to qualify for reduced sales charges in two situations:

[] If you plan to invest at least $100,000 (excluding any reinvestment of dividends and capital gain distributions) in the fund's Class A shares during the next 13 months

[] If you include in your letter of intent the value-at the current offering price- of all of your Class A shares of the fund and all other Pioneer mutual fund shares held of record in the amount used to determine the applicable sales charge for the fund shares you plan to buy


Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), the distributor will recalculate your sales charge. You must pay the additional sales charge within 20 days after you are notified of the recalculation or it will be deducted from your account (or your sale proceeds). For more information regarding letters of intent, please contact your investment professional or obtain and read the statement of additional information.

Reinvestment (Class A)

If you sold shares of another mutual fund within the past 60 days, you may be able to reinvest the sale proceeds from that fund in Class A shares of the fund at net asset value without a sales charge.


To qualify:

[]   Your investment firm must have a sales agreement with the distributor;

[] You must demonstrate that the amount invested is from the proceeds of the sale of shares from another mutual fund that occurred within 60 days immediately preceding your purchase;

[]   You paid a sales charge on the original purchase of the shares sold; and

[] The mutual fund whose shares were sold also offers net asset value purchases to shareowners that sell shares of a Pioneer mutual fund.

Waiver or reduction of contingent deferred sales charges (CDSC)



Class A shares that are subject to a CDSC

Purchases of Class A shares of $1 million or more, or by participants in a Group Plan which were not subject to an initial sales charge, may be subject to a CDSC upon redemption. A CDSC is payable to the distributor in the event of a share redemption within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. However, the CDSC is waived for redemptions of Class A shares purchased by an employer-sponsored retirement plan described under Section 401(a), 403(b) or 457 of the Internal Revenue Code that has 1,000 or more eligible employees or at least $10 million in total plan assets.



Class A, Class B and Class C shares

The distributor may waive or reduce the CDSC for Class A shares that are subject to a CDSC or for Class B or Class C shares if:

[] The distribution results from the death of all registered account owners or a participant in an employer-sponsored plan. For UGMAs, UTMAs and trust accounts, the waiver applies only upon the death of all beneficial owners;

[] You become disabled (within the meaning of Section 72 of the Internal Revenue Code) occurring after the purchase of the shares being sold. For UGMAs, UTMAs and trust accounts, the waiver only applies upon the disability of all beneficial owners;

[] The distribution is made in connection with limited automatic redemptions as described in "Systematic withdrawal plans" (limited in any year to 10% of the value of the account in the fund at the time the withdrawal plan is established);

[] The distribution is from any type of IRA, 403(b) or employer-sponsored plan described under Section 401(a) or 457 of the Internal Revenue Code and one of the following applies:

     - It is part of a series of substantially equal periodic payments made over the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary (limited in any year to 10% of the value of the participant's account at the time the distribution amount is established);

     - It is a required minimum distribution due to the attainment of age 70-1/2, in which case the distribution amount may exceed 10% (based solely on plan assets held in Pioneer mutual funds);

Buying, exchanging and selling shares



     - It is rolled over to or reinvested in another Pioneer mutual fund in the same class of shares, which will be subject to the CDSC of the shares originally held;

     - It is in the form of a loan to a participant in a plan that permits loans (each repayment will be subject to a CDSC as though a new purchase);

[] The distribution is to a participant in an employer-sponsored retirement plan described under Section 401(a) of the Internal Revenue Code or to a participant in an employer-sponsored 403(b) plan or employer-sponsored 457 plan if (i) the employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary and (ii) all participants in the plan who purchase shares of a Pioneer mutual fund do so through a single broker, dealer or other financial intermediary designated by your employer and is:

     -  A return of excess employee deferrals or contributions;

     - A qualifying hardship distribution as described in the Internal Revenue Code. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held by Pioneer for all participants, reduced by the total of any prior distributions made in that calendar year;

     - Due to retirement or termination of employment. For Class B shares, waiver is granted only on payments of up to 10% of total plan assets held in a Pioneer mutual fund for all participants, reduced by the total of any prior distributions made in the same calendar year;

     - From a qualified defined contribution plan and represents a participant's directed transfer, provided that this privilege has been preauthorized through a prior agreement with the distributor regarding participant directed transfers (not available to Class B shares);

[] The distribution is made pursuant to the fund's right to liquidate or involuntarily redeem shares in a shareholder's account;

[] The selling broker elects, with the distributor's approval, to waive receipt of the commission normally paid at the time of the sale.

Opening your account


If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.


Account options

Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.


Call or write to the transfer agent for account applications, account options forms and other account information:



Pioneering Services Corporation
P.O. Box 9014
Boston, Massachusetts 02205-9014
Telephone 1-800-225-6292

Telephone transaction privileges

If your account is registered in your name, you can buy, exchange or sell fund shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide the personal identification number for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.


---------------------------------Phone graphic----------------------------------
By phone

If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
You may use FactFoneSM at any time.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares


General rules on buying, exchanging and selling your fund shares


Share price

If you place an order with your investment firm before the New York Stock Exchange closes and your investment firm submits the order to the distributor prior to the distributor's close of business (usually 5:30 p.m. Eastern time), your share price will be calculated that day. Otherwise, your share price will be calculated at the close of the New York Stock Exchange after the distributor receives your order. Your investment firm is responsible for submitting your order to the distributor.


Buying

You may buy fund shares from any investment firm that has a sales agreement with the distributor. If you do not have an investment firm, please call 1-800-225-6292 for information on how to locate an investment professional in your area.

You can buy fund shares at the offering price. The distributor may reject any order until it has confirmed the order in writing and received payment. The fund reserves the right to stop offering any class of shares.

Minimum investment amounts

Your initial investment must be at least $1,000. Additional investments must be at least $100 for Class A shares and $500 for Class B or Class C shares. You may qualify for lower initial or subsequent investment minimums if you are opening a retirement plan account, establishing an automatic investment plan or placing your trade through your investment firm.



------------------------------Question Mark graphic-----------------------------
Consult your investment professional to learn more about buying, exchanging or selling fund shares.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Retirement plan accounts

You can purchase fund shares through tax-deferred retirement plans for individuals, businesses and tax-exempt organizations.

Your initial investment for most types of retirement plan accounts must be at least $250. Additional investments for most types of retirement plans must be at least $100.

You may not use the account application accompanying this prospectus to establish a Pioneer retirement plan. You can obtain retirement plan applications from your investment firm or by calling the Retirement Plans Department at 1-800-622-0176.
--------------------------------------------------------------------------------

Exchanging

You may exchange your shares for shares of the same class of another Pioneer mutual fund.

Your exchange request must be for at least $1,000 unless the fund you are exchanging into has a different minimum. The fund allows you to exchange your shares at net asset value without charging you either an initial or contingent deferred sales charge at the time of the exchange. Shares you acquire as part of an exchange will continue to be subject to any contingent deferred sales charge that applies to the shares you originally purchased. When you ultimately sell your shares, the date of your original purchase will determine your contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling

Your shares will be sold at net asset value per share next calculated after the fund receives your request in good order.

If the shares you are selling are subject to a deferred sales charge, it will be deducted from the sale proceeds. The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently sent a check to purchase the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.


If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.


--------------------------------Column graphic----------------------------------


You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Good order means that:
[]   You have provided adequate instructions

[]   There are no outstanding claims against your account

[]   There are no transaction limitations on your account

[] If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered

[]   Your request includes a signature guarantee if you:

     -  Are selling over $100,000 or exchanging over $500,000 worth of shares

     -  Changed your account registration or address within the last 30 days

     - Instruct the transfer agent to mail the check to an address different from the one on your account

     -  Want the check paid to someone other than the account owner(s)

     - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

Buying, exchanging and selling shares



                      ----------------------------------------------          ----------------------------------------------
                      Buying shares                                           Exchanging shares
                      ----------------------------------------------          ----------------------------------------------
     Through your     Normally, your investment firm will send your           Normally, your investment firm will send your
  investment firm     purchase request to the fund's transfer agent.          exchange request to the fund's transfer agent.
                      Consult your investment professional for                Consult your investment professional for
                      more information. Your investment firm may              more information about exchanging your
                      receive a commission from the distributor for your      shares.
                      purchase of fund shares. The distributor or its
                      affiliates may pay additional compensation, out of
                      their own assets, to certain investment firms or
                      their affiliates based on objective criteria
                      established by the distributor.

                      ----------------------------------------------          ----------------------------------------------
         By phone     You can use the telephone purchase                      After you establish your fund account, you can
                      privilege if you have an existing non-retirement        exchange fund shares by phone if:
                      account or certain IRAs. You can purchase               [] You are using the exchange to establish a new
                      additional fund shares by phone if:                        account, provided the new account has a
                      [] You established your bank account of record at          registration identical to the original account
                         least 30 days ago                                    [] The fund into which you are exchanging offers
                      [] Your bank information has not changed for at            the same class of shares
                         least 30 days                                        [] You are not exchanging more than $500,000
                      [] You are not purchasing more than $25,000                worth of shares per account per day
                         worth of shares per account per day                  [] You can provide the proper account
                      [] You can provide the proper account                      identification information
                         identification information

                      When you request a telephone purchase, the transfer agent will electronically debit the amount of the purchase from your bank account of record. The transfer agent will purchase fund shares for the amount of the debit at the offering price determined after the transfer agent receives your telephone purchase instruction and good funds. It usually takes three business days for the transfer agent to receive notification from your bank that good funds are available in the amount of your investment.

                      ----------------------------------------------          ----------------------------------------------
      In writing,     You can purchase fund shares for an existing            You can exchange fund shares by mailing or
          by mail     fund account by mailing a check to the                  faxing a letter of instruction to the transfer
        or by fax     transfer agent. Make your check payable to the          agent. You can exchange fund shares directly
                      fund. Neither initial nor subsequent investments        through the fund only if your account is registered
                      should be made by third party check. Your check         in your name. However, you may not fax an
                      must be in U.S. dollars and drawn on a U.S.             exchange request for more than $500,000.
                      bank. Include in your purchase request the fund's       Include in your letter:
                      name, the account number and the name or                [] The name, social security number and
                      names in the account registration.                         signature of all registered owners
                                                                              [] A signature guarantee for each registered
                                                                                 owner if the amount of the exchange is more
                                                                                 than $500,000
                                                                              [] The name of the fund out of which you are
                                                                                 exchanging and the name of the fund into
                                                                                 which you are exchanging
                                                                              [] The class of shares you are exchanging
                                                                              [] The dollar amount or number of shares you are
                                                                                 exchanging


                   ------------------------------------------------------       ----------------------------------------------------
                   Selling shares                                               How to contact us
                   ------------------------------------------------------       ----------------------------------------------------
Through your       Normally, your investment firm will send your                By phone [phone graphic]
investment firm    request to sell shares to the fund's transfer                For information or to request a telephone
                   agent. Consult your investment professional                  transaction between 8:00 a.m. and
                   for more information. The fund has authorized                9:00 p.m. (Eastern time) by speaking
                   the distributor to act as its agent in the                   with a shareholder services representative
                   repurchase of fund shares from qualified                     call
                   investment firms. The fund reserves the right to             1-800-225-6292
                   terminate this procedure at any time.                        To request a transaction using FactFoneSM call
                                                                                1-800-225-4321
                   ------------------------------------------------------       Telecommunications Device for the Deaf (TDD)
By phone           You may sell up to $100,000 per account                      1-800-225-1997
                   per day. You may sell fund shares held in a
                   retirement plan account by phone only if your
                   account is an IRA. You may not sell your shares              By mail [envelope graphic]
                   by phone if you have changed your address (for
                   checks) or your bank information (for wires and              Send your written instructions to:
                   transfers) in the last 30 days.                              Pioneering Services Corporation
                                                                                P.O.Box 9014
                   You may receive your sale proceeds:                          Boston, Massachusetts 02205-9014
                   []  By check, provided the check is made payable
                       exactly as your account is registered
                   []  By bank wire or by electronic funds transfer,            By fax [fax graphic]
                       provided the sale proceeds are being sent to
                       your bank address of record
                                                                                Fax your exchange and sale requests to:
                                                                                1-800-225-4240
                                                                                ----------------------------------------------------


                                                                                ----------------------------------------------------
                                                                                Exchange privilege
                                                                                You may make up to four exchange
                                                                                redemptions of $25,000 or more per
                                                                                account per calendar year.
                   ----------------------------------------------------
In writing,        You can sell some or all of your fund shares by              The fund and the distributor reserve the right to
by mail            writing directly to the fund only if your account            refuse any exchange request or restrict, at any
or by fax          is registered in your name. Include in your                  time without notice, the number and/ or frequency
                   request your name, your social security number,              of exchanges to prevent abuses of the exchange
                   the fund's name, your fund account number, the               privilege. Abuses include frequent trading in
                   class of shares to be sold, the dollar amount or             response to short-term market fluctuations and a
                   number of shares to be sold and any other                    pattern of trading that appears to be an attempt
                   applicable requirements as described below. The              to "time the market." In addition, the fund and
                   transfer agent will send the sale proceeds to                the distributor reserve the right, at any time
                   your address of record unless you provide other              without notice, to charge a fee for exchanges or
                   instructions. Your request must be signed by all             to modify, limit or suspend the exchange
                   registered owners and be in good order.                      privilege. The fund will provide 60 days' notice
                   The transfer agent will not process your request             of material amendments to or termination of the
                   until it is received in good order.                          privilege.
                   You may sell up to $100,000 per account per                  ----------------------------------------------------
                   day by fax.


Buying, exchanging and selling shares

Account options

See the account application form for more details on each of the following options.


Automatic investment plans

You can make regular periodic investments in the fund by setting up monthly bank drafts, government allotments, payroll deductions, a Pioneer Investomatic Plan and other similar automatic investment plans. You may use an automatic investment plan to establish a Class A share account with a small initial investment. If you have a Class B or Class C share account and your balance is at least $1,000, you may establish an automatic investment plan.



Pioneer Investomatic Plan

If you establish a Pioneer Investomatic Plan, the transfer agent will make a periodic investment in fund shares by means of a preauthorized electronic funds transfer from your bank account. Your plan investments are voluntary. You may discontinue your plan at any time or change the plan's dollar amount, frequency or investment date by calling or writing to the transfer agent. You should allow up to 30 days for the transfer agent to establish your plan.

Automatic exchanges

You can automatically exchange your fund shares for shares of the same class of another Pioneer mutual fund. The automatic exchange will begin on the day you select when you complete the appropriate section of your account application or an account options form. In order to establish automatic exchange:

[]   You must select exchanges on a monthly or quarterly basis

[] Both the originating and receiving accounts must have identical registrations

[]   The originating account must have a minimum balance of $5,000


Distribution options

The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Directed dividends

You can invest the dividends paid by one of your Pioneer mutual fund accounts in a second Pioneer mutual fund account. The value of your second account must be at least $1,000 ($500 for Pioneer Fund or Pioneer II). You may direct the investment of any amount of dividends. There are no fees or charges for directed dividends. If you have a retirement plan account, you may only direct dividends to accounts with identical registrations.

Systematic withdrawal plans

When you establish a systematic withdrawal plan for your account, the transfer agent will sell the number of fund shares you specify on a periodic basis and the proceeds will be paid to you or to any person you select. You must obtain a signature guarantee to direct payments to another person after you have established your systematic withdrawal plan. Payments can be made either by check or by electronic transfer to a bank account you designate.

To establish a systematic withdrawal plan:

[] Your account must have a total value of at least $10,000 when you establish your plan

[]   You must request a periodic withdrawal of at least $50

[] You may not request a periodic withdrawal of more than 10% of the value of any Class B or Class C share account (valued at the time the plan is implemented)

Systematic sales of fund shares may be taxable transactions for you. If you purchase Class A shares while you are making systematic withdrawals from your account, you may pay unnecessary sales charges.

Direct deposit

If you elect to take dividends or dividends and capital gain distributions in cash, or if you establish a systematic withdrawal plan, you may choose to have those cash payments deposited directly into your savings, checking or NOW bank account.

Voluntary tax withholding

You may have the transfer agent withhold 28% of the dividends and capital gain distributions paid from your fund account (before any reinvestment) and forward the amount withheld to the Internal Revenue Service as a credit against your federal income taxes. Voluntary tax withholding is not available for retirement plan accounts or for accounts subject to backup withholding.

Reinstatement privilege for Class A shares

You may qualify for the reinstatement privilege if you recently sold all or part of your Class A shares.

Buying, exchanging and selling shares


Shareowner services


Pioneer website
www.pioneerfunds.com

The website includes a full selection of information on mutual fund investing. You can also use the website to get:

[]   Your current account information

[]   Prices, returns and yields of all publicly available Pioneer mutual funds

[]   Prospectuses for all the Pioneer mutual funds



FactFoneSM 1-800-225-4321

You can use FactFoneSM to:

[]   Obtain current information on your Pioneer mutual fund accounts

[] Inquire about the prices and yields of all publicly available Pioneer mutual funds

[] Make computer-assisted telephone purchases, exchanges and redemptions for your fund accounts

[]   Request account statements

If you plan to use FactFoneSM to make telephone purchases and redemptions, first you must activate your personal identification number and establish your bank account of record. If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFoneSM.


Household delivery of fund documents

With your consent, Pioneer may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the fund. If you wish to revoke your consent to this practice, you may do so by notifying Pioneer, by phone or in writing (see "How to contact us"). Pioneer will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.


Confirmation statements

The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information

In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.


TDD 1-800-225-1997

If you have a hearing disability and access to TDD keyboard equipment, you can contact our telephone representatives with questions about your account by calling our TDD number between 8:30 a.m. and 5:30 p.m. Eastern time any weekday that the New York Stock Exchange is open.

Shareowner account policies

Signature guarantees and other requirements

You are required to obtain a signature guarantee when you are:
[]   Requesting certain types of exchanges or sales of fund shares
[]   Redeeming shares for which you hold a share certificate
[]   Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.


Exchange limitation
The fund's exchange limitation is intended to discourage short-term trading in fund shares. Short-term trading can increase the expenses incurred by the fund and make portfolio management less efficient. In determining whether the exchange redemption limit has been reached, Pioneer may aggregate a series of exchanges (each valued at less than $25,000) and/or fund accounts that appear to be under common ownership or control. Pioneer may view accounts for which one person gives instructions or accounts that act on advice provided by a single source to be under common control.

The exchange limitation does not apply to automatic exchange transactions or to exchanges made by participants in employer-sponsored retirement plans qualified under Section 401 of the Internal Revenue Code. The exchange limitation does not apply to accounts that have a written exchange agreement with the distributor. The exchange limitation may not apply to transactions made through an omnibus account for fund shares.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than the minimum in your account because you have sold or exchanged some of your shares, the fund will notify you of its intent to sell your shares and close your account. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the fund.

Telephone access

You may have difficulty contacting the fund by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the telephone center will adjust its hours accordingly. If you are unable to reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
Normally, your shares will remain on deposit with the transfer agent and certificates will not be issued. If you are legally required to obtain a certificate, you may request one for your Class A shares only. A fee may be charged for this service.

Other policies
The fund may suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the fund to sell or value its portfolio securities or with the permission of the Securities and Exchange Commission.

The fund or the distributor may revise, suspend or terminate the account options and services available to shareowners at any time.

The fund reserves the right to redeem in kind by delivering portfolio securities to a redeeming shareowner, provided that the fund must pay redemptions in cash if a shareowner's aggregate redemptions in a 90-day period are less than $250,000 or 1% of the fund's net assets.

---------------------------Magnifying Glass graphic-----------------------------
You may make up to four exchange redemptions of $25,000 or more per account per calendar year out of the fund. Except as noted, you may make any number of exchanges of less than $25,000.
----------------------------------------------------------------------------

Dividends, capital gains and taxes



Dividends and capital gains

The fund declares a dividend daily. The dividend consists of substantially all of the fund's net income. You begin to earn dividends on the first business day following receipt of payment for shares. You continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The fund generally pays any distributions of net short- and long-term capital gains in November.

The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.



Taxes

For federal income tax purposes, your distributions from the fund's net long-term capital gains are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Dividends and short-term capital gain distributions are taxable as ordinary income. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares. When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 31% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your own tax adviser about any federal and state tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of federal income tax considerations that may affect the fund and its shareowners.



--------------------------------Column graphic----------------------------------

Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights


The financial highlights table helps you understand the fund's financial performance for the past five years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that you would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the fund's annual report along with the fund's financial statements. The annual report is available upon request.


Pioneer America Income Trust
Class A shares




                                                                          For the year ended December 31
                                                          ---------------------------------------------------------------
                                                              1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  10.10     $   9.93     $  9.77      $  10.20    $   9.41
                                                          ---------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $   0.55     $   0.58     $  0.64      $   0.64    $   0.68
 Net realized and unrealized gain (loss) on investments        (0.80)        0.17        0.16         (0.43)       0.79
                                                          ---------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (0.25)    $   0.75     $  0.80      $   0.21    $   1.47
                                                          ---------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                         (0.55)       (0.58)       (0.64)       (0.64)      (0.68)
Net increase (decrease) in net asset value                  $  (0.80)    $   0.17     $  0.16     $   (0.43)   $   0.79
                                                          ---------------------------------------------------------------
Net asset value, end of period                              $   9.30     $  10.10     $  9.93     $    9.77     $  10.20
                                                          ===============================================================
Total return*                                                  (2.52)%       7.78%       8.51%         2.29%      16.06%
Ratios/Supplemental Data
Ratio of net expenses to average net assets[dag]                1.01%        1.00%       1.02%         1.01%       1.02%
Ratio of net investment income (loss) to average net
assets[dag]                                                     5.63%        5.80%       6.55%         6.51%       6.85%
Portfolio turnover rate                                           72%          81%         63%           43%         62%
Net assets, end of period (in thousands)                    $111,262     $128,925    $138,022     $ 145,408    $162,708
Ratios assuming no waiver of management fees and
assumption of expenses by Pioneer and no reduction for
fees paid indirectly:
 Net expenses                                                   1.14%        1.10%       1.14%         1.17%       1.22%
 Net investment income                                          5.50%        5.70%       6.43%         6.35%       6.65%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer
and reduction for fees paid indirectly:
 Net expenses                                                   1.00%        1.00%       1.00%         1.00%       1.00%
 Net investment income                                          5.64%        5.80%       6.57%         6.52%       6.87%


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

[dag] Ratio assuming no reduction for fees paid indirectly.

Financial highlights


Pioneer America Income Trust
Class B shares




                                                                         For the year ended December 31
                                                          -------------------------------------------------------------
                                                              1999         1998        1997        1996         1995
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  10.07    $   9.90     $  9.75     $  10.17    $   9.40
                                                          -------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $   0.47    $   0.51     $  0.57     $   0.57    $   0.61
 Net realized and unrealized gain (loss) on investments        (0.79)       0.17        0.15        (0.42)       0.77
                                                          -------------------------------------------------------------
  Net increase (decrease) from investment operations        $  (0.32)   $   0.68     $  0.72     $   0.15    $   1.38
                                                          -------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                         (0.47)      (0.51)      (0.57)       (0.57)      (0.61)
Net increase (decrease) in net asset value                  $  (0.79)   $   0.17     $  0.15    $   (0.42)   $   0.77
                                                          -------------------------------------------------------------
Net asset value, end of period                              $   9.28    $  10.07     $  9.90    $   9.75     $  10.17
                                                          =============================================================
Total return*                                                  (3.24)%      7.08%       7.61%        1.59%      15.08%
Ratios/Supplemental Data
Ratio of net expenses to average net assets[dag]                1.78%       1.74%       1.77%        1.75%       1.77%
Ratio of net investment income (loss) to average net
assets[dag]                                                     4.87%       4.99%       5.78%        5.78%       5.92%
Portfolio turnover rate                                           72%         81%         63%          43%         62%
Net assets, end of period (in thousands)                    $ 19,695    $ 22,602     $11,935    $   9,557    $  6,992
Ratios assuming no waiver of management fees and
assumption of expenses by Pioneer and no reduction for
fees paid indirectly:
 Net expenses                                                   1.91%       1.81%       1.90%        1.91%       1.97%
 Net investment income                                          4.74%       4.92%       5.65%        5.62%       5.72%
Ratios assuming waiver of management fees and assumption
of expenses by Pioneer and reduction for fees
paid indirectly:
 Net expenses                                                   1.76%       1.72%       1.75%        1.73%       1.72%
 Net investment income                                          4.89%       5.01%       5.80%        5.80%       5.97%


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

[dag]  Ratio assuming no reduction for fees paid indirectly.

Pioneer America Income Trust
Class C shares


                                                                                                          January 1,
                                                                 For the year ended December 31          1996 through
                                                            ----------------------------------------     December 31
                                                                1999           1998          1997            1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.07      $   9.90      $  9.74        $  10.16
                                                              -------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                 $   0.47      $   0.52      $  0.57        $   0.52
 Net realized and unrealized gain (loss) on investments          (0.79)         0.17         0.16           (0.42)
                                                              -------------------------------------------------------
  Net increase (decrease) from investment operations          $  (0.32)     $   0.69      $  0.73        $   0.10
                                                              -------------------------------------------------------
Distributions to shareholders:
 Net investment income                                           (0.47)        (0.52)       (0.57)          (0.52)
Net increase (decrease) in net asset value                    $  (0.79)     $   0.17      $  0.16        $  (0.42)
                                                              -------------------------------------------------------
Net asset value, end of period                                $   9.28      $  10.07      $  9.90        $   9.74
                                                              =======================================================
Total return*                                                    (3.19)%        7.09%         7.78%          1.04  %
Ratios/Supplemental Data
Ratio of net expenses to average net assets[dag]                  1.73%         1.65%         1.73%          1.80%**
Ratio of net investment income (loss) to average net
assets[dag]                                                       4.88%         4.97%         5.74%          5.73%**
Portfolio turnover rate                                             72%           81%           63%            43%
Net assets, end of period (in thousands)                      $  5,632      $ 11,891      $  3,780       $  1,306
Ratios assuming no waiver of management fees and
assumption of expenses by Pioneer and no reduction for
fees paid indirectly:
 Net expenses                                                     1.85%         1.70%         1.85%           1.95%**
 Net investment income                                            4.76%         4.92%         5.62%           5.58%**
Ratios assuming waiver of management fees
and assumption of expenses by Pioneer
and reduction for fees paid indirectly:
 Net expenses                                                     1.70%         1.62%         1.68%           1.76%**
 Net investment income                                            4.91%         5.00%         5.79%           5.77%**


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**     Annualized.

[dag]  Ratio assuming no reduction for fees paid indirectly.

Pioneer
America Income Trust

You can obtain more free information about the fund from your investment firm or by writing to Pioneering Services Corporation, 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the fund. It is incorporated by reference into this prospectus.


Visit our website
www.pioneerfunds.com


You can also review the fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-05516)



[Pioneer logo]

          Pioneer Funds Distributor, Inc.
          60 State Street
          Boston, MA 02109

                                                                    8334-00-0400

          www.pioneerfunds.com    (Copyright) Pioneer Funds Distributor, Inc.

                          PIONEER AMERICA INCOME TRUST
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION


                       Class A, Class B and Class C Shares

                                   May 1, 2000

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's prospectus, dated May 1, 2000, as supplemented or revised from time to time. A copy of the prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the fund at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the fund's prospectus from our website at: www.pioneerfunds.com. The fund's financial statements for the fiscal year ended December 31, 1999 are incorporated into this statement of additional information by reference. The most recent annual report to shareholders is attached to this statement of additional information.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----


1.       Fund History..........................................................2
2.       Investment Policies, Risks and Restrictions...........................2
3.       Management of the Fund................................................9
4.       Investment Adviser...................................................13
5.       Principal Underwriter and Distribution Plans.........................15
6.       Shareholder Servicing/Transfer Agent.................................19
7.       Custodian............................................................20
8.       Independent Public Accountants.......................................20
9.       Portfolio Transactions...............................................20
10.      Description of Shares................................................21
11.      Sales Charges........................................................23
12.      Redeeming Shares.....................................................26
13.      Telephone Transactions...............................................28
14.      Pricing of Shares....................................................30
15.      Tax Status...........................................................32
16.      Investment Results...................................................32
17.      Financial Statements.................................................35
18.      Appendix A - Annual Fee, Expense and Other Information...............36
19.      Appendix B - Description of Short-term Debt, Corporate Bond and
         Preferred Stock Ratings..............................................40
20.      Appendix C - Performance Statistics..................................47
21.      Appendix D - Other Pioneer Information...............................63

1.    FUND HISTORY

The fund is a diversified open-end management investment company. The fund was organized as a Massachusetts business trust on March 17, 1988. Prior to July 1, 1994, the fund was named Pioneer U.S. Government Trust.

2.    INVESTMENT POLICIES, RISKS AND RESTRICTIONS


The prospectus present the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectus and provides additional information on the fund's investment policies or restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the fund's restrictions and policies.

Primary Investments

The fund invests exclusively in securities that are backed by the full faith and credit of the U.S. government, and repurchase agreements and "when-issued" commitments with respect to these securities. The fund may only invest in these securities and engage in transactions in these securities to the extent that they are legal under applicable Federal law, as of January 1, 1998, for federal credit unions.

U.S. Government Securities


U.S. government securities in which the fund invests include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to
non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the fund's distribution obligations, in which case the fund will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Mortgage-Backed Securities

The fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, and mortgage derivative securities such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations and stripped mortgage-backed securities ("SMBS"), interest only mortgage-backed securities and principal only mortgage-backed securities and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations (CMOs), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the fund's portfolio at the time the fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMO or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.


Stripped Mortgage-Backed Securities. SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The fund invests in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser, may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities will be considered illiquid for purposes of the fund's limitation on investments in illiquid securities. The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities.

The fund also may invest in planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Risk Factors Associated with Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the fund does not intend to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

Structured Securities

The fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefor may result in a loss of the fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.

Asset-Backed Securities

The fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

When-Issued and Delayed Delivery Securities

The fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the fund prior to the actual delivery or payment by the other party to the transaction. The fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets. See "Asset Segregation."

Illiquid Securities

The fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of the fund to dispose of illiquid investments readily or at reasonable prices could impair the fund's ability to raise cash for redemptions or other purposes. If the fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Repurchase Agreements

The fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the fund's purchase price, with the difference being income to the fund. The Board of Trustees reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the fund's custodian in a segregated, safekeeping account for the benefit of the fund. Repurchase agreements afford the fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the fund has not perfected a security interest in the security, the fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Asset Segregation

The 1940 Act requires that the fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the fund's portfolio. If the fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Portfolio Turnover


It is the policy of the fund not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the fund. See Appendix A for the fund's annual portfolio turnover rate.

Investment Restrictions

In compliance with an informal position taken by the staff of the SEC regarding leverage, the fund will not purchase securities during the coming year at any time that outstanding borrowings exceed 5% of the fund's total assets.

Fundamental Investment Restrictions. The fund has adopted certain investment restrictions which may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:


i. 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

ii.   more than 50% of the outstanding shares of the fund.

The fund may not:


(1) Invest its assets, except in U.S. government securities (as described in the prospectus) and in when-issued commitments and repurchase agreements with respect to these securities;

(2) Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The fund does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The fund will not purchase securities while any borrowings are outstanding;

(3) Purchase securities on margin;

(4) Make loans to any person, except by (a) the purchase of a debt obligation in which the fund is permitted to invest and (b) engaging in repurchase agreements;

(5) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

(6) Issue senior securities, except as permitted by restrictions nos. 2 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the fund's investment policies.

Non-Fundamental Investment Restrictions.

(1) Invest in real estate, except that the fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

In order to qualify as a permissible investment for Federal credit unions, the fund has agreed to adopt the following additional investment restrictions which are not fundamental and may be changed by a vote of the fund's Board of Trustees and without shareholder approval or notification:

      (a) The fund may contract for the purchase or sale of a security as long as the delivery of the security is by regular-way settlement. Regular-way settlement means delivery of a security from a seller to a buyer within the time frame that the securities industry has established for that type of security.

      (b) The fund may invest in a variable rate investment, as long as the index is tied to domestic interest rates and not, for example, to foreign currencies, foreign interest rates, or domestic or foreign commodity prices, equity prices, or inflation rates. For these purposes, the U.S. dollar-denominated London Interbank Offered Rate (LIBOR) is a domestic interest rate.

      (c) The fund may not invest in shares or deposits in a corporate credit union.

      (d) The fund may not invest in a registered investment company or collective investment fund.




      (e) The fund may not invest in municipal securities.

      (f) The fund may not invest in any of the following instruments:

            (1) Yankee dollar deposits;
            (2) Eurodollar deposits;
            (3) Banker's acceptances;
            (4) Deposit notes; and
            (5) Bank notes.


      (g) The fund may enter into a repurchase transaction as long as:

            (1) The repurchase securities are of the type described in the prospectus for investment by the fund;

            (2) The fund receives a daily assessment of the market value of the repurchase securities, including accrued interest, and maintains adequate margin that reflects a risk assessment of the repurchase securities and the terms of the transaction; and

            (3) The fund has entered into signed contracts with all approved counterparties.


      (h) The fund may not enter into reverse repurchase and collateralized borrowing transactions.

      (i) The fund may not lend portfolio securities.

      (j) (1) The fund may trade securities, including engaging in when-issued trading and pair-off transactions, as long as the fund's investment adviser can show that it has sufficient resources, knowledge, systems, and procedures to handle the risks.

            (2) The fund must record any security it purchases or sells for trading purposes at fair value on the trade date. The trade date is the date the fund commits, orally or in writing, to purchase or sell a security.

            (3) At least monthly, the fund must give its Board of Trustees or the investment adviser's investment-related committee a written report listing all purchase and sale transactions of trading securities and the resulting gain or loss on an individual basis.


      (k) The fund may not purchase or sell financial derivatives, such as futures, options, interest rate swaps, or forward rate agreements.

      (l) The fund may not engage in adjusted trading or short sales. Adjusted trading means any method or transaction used to defer a loss whereby the fund sells a security to a counterparty at a price above its then-current market price and simultaneously purchases or commits to purchase from the counterparty another security at a price above its then-current price.

      (m) The fund may not purchase stripped mortgage-backed securities, residual interests in CMOs/REMICs, mortgage servicing rights, commercial mortgage related securities, or small business related securities.

      (n) The fund may not purchase a zero coupon investment with a maturity date that is more than 10 years from the settlement date.

3.    MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.


JOHN F. COGAN, JR.*, Chairman of the Board, President and Trustee, DOB: June
1926
President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneer, Pioneer Funds Distributor, Inc. ("PFD"), Pioneer Goldfields Limited, Teberebie

Goldfields Limited, Closed Joint-Stock Company "Amgun-Forest," Closed Joint-Stock Company "Udinskoye" and Closed Joint-Stock Company "Tas-Yurjah" Mining Company; Director of Pioneer Real Estate Advisors, Inc. ("PREA"), Pioneer Forest, Inc., Pioneer Management (Ireland) Ltd. ("PMIL"), Pioneer First Investment Fund and Closed Joint-Stock Company "Forest-Starma"; President and Director of Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. and Pioneer Omega, Inc. ("Pioneer Omega"); Member of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. ("Pioneer First Polish"), Pioneer Czech Investment Company, A.S. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer US Real Estate Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer Diversified Income Fund Plc and Pioneer America Fund Plc (collectively, the "Irish Funds"); and Of Counsel, Hale and Dorr LLP (counsel to PGI and the fund).

MARY K. BUSH, Trustee, DOB: April 1948
4201 Cathedral Avenue, NW, Washington, DC 20016
President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Wilberforce University, Texaco, Inc., Building One Services Corporation and R.J. Reynolds Tobacco Holdings, Inc.; Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.


RICHARD H. EGDAHL, M.D., Trustee, DOB: December 1926
Boston University Health Policy Institute, 53 Bay State Road, Boston, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, Boston University Program for Health Care Entrepreneurship, Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.


MARGARET B.W. GRAHAM, Trustee, DOB: May 1947
The Keep, P.O. Box 110, Little Deer Isle, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); Manager of Research Operations, Xerox Palo Alto Research Center, from 1991 to 1994; formerly Professor of Operations Management and Management of Technology and Associate Dean, Boston University School of Management; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

JOHN W. KENDRICK, Trustee, DOB: July 1917
6363 Waterway Drive, Falls Church, VA 22044
Professor Emeritus, George Washington University; Director, American Productivity and Quality Center; Economic Consultant; and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.

MARGUERITE A. PIRET, Trustee, DOB: May 1948
One Boston Place, 26th Floor, Boston, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, Trustee and Executive Vice President, DOB: February 1944 Executive Vice President and a Director of PGI; President and a Director of Pioneer and PFD; Director of Pioneering Services Corporation ("PSC"), PIntl, PREA, Pioneer Omega, PMIL, Pioneer First Investment Fund and the Irish Funds; Member of the Supervisory Board of Pioneer First Polish and Pioneer Czech; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, Trustee, DOB: September 1928
125 Broad Street, New York, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Dresdner Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and ING American Insurance Holdings, Inc; Trustee, The Winthrop Focus Funds (investment companies); and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, Trustee, DOB: June 1936
One North Adgers Wharf, Charleston, SC 29401
President, John Winthrop & Co., Inc. (private investment firm); Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds, except Pioneer Variable Contracts Trust.


ERIC W. RECKARD, Treasurer, DOB: June 1956
Executive Vice President, Chief Financial Officer and Treasurer of PGI since June 1999; Treasurer of Pioneer, PFD, PSC, PIntl, PREA and Pioneer Omega since June 1999; Vice President-Corporate Finance of PGI from February 1999 to June 1999; Manager of Business Planning and Internal Audit of PGI since September 1996; Manager of Fund Accounting of Pioneer since May 1994; and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer prior to June 1999).

JOSEPH P. BARRI, Secretary, DOB: August 1946
Corporate Secretary of PGI and most of its subsidiaries; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.


VINCENT NAVE, Assistant Treasurer, DOB: June 1945
Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Manager from September 1996 to February 1999); and Assistant Treasurer of all of the Pioneer mutual funds since June 1999.

ROBERT P. NAULT, Assistant Secretary, DOB: March 1964
Senior Vice President, General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of Pioneer, certain other PGI subsidiaries and all of the Pioneer mutual funds; and Assistant Clerk of PFD and PSC .

SHERMAN B. RUSS, Vice President, DOB: July 1937
Senior Vice President of Pioneer; Vice President of Pioneer Bond Fund, Pioneer Money Market Trust, Pioneer Short-Term Income Trust, Pioneer Tax-Free Income Fund, Pioneer Strategic Income Fund and Pioneer Interest Shares.

Kenneth J. Taubes, Vice President, DOB: April 1958
Senior Vice President of Pioneer; Vice President of Pioneer Bond Fund, Pioneer Short-Term Income Trust, Pioneer Strategic Income Fund and Pioneer Interest Shares.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.

All of the outstanding capital stock of PFD, Pioneer and PSC is owned, directly or indirectly, by PGI, a publicly owned Delaware corporation. Pioneer, the fund's investment adviser, serves as the investment adviser for the Pioneer mutual funds and manages the investments of certain institutional accounts.

The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public and the investment adviser and principal underwriter for each fund.

                                           Investment                Principal
Fund Name                                  Adviser                   Underwriter

Pioneer International Growth Fund          Pioneer                   PFD
Pioneer Europe Fund                        Pioneer                   PFD
Pioneer World Equity Fund                  Pioneer                   PFD
Pioneer Emerging Markets Fund              Pioneer                   PFD
Pioneer Indo-Asia Fund                     Pioneer                   PFD
Pioneer Mid-Cap Value Fund                 Pioneer                   PFD
Pioneer Mid-Cap Fund                       Pioneer                   PFD
Pioneer Growth Shares                      Pioneer                   PFD
Pioneer Small Company Fund                 Pioneer                   PFD
Pioneer Independence Fund                  Pioneer                   Note 1
Pioneer Micro-Cap Fund                     Pioneer                   PFD
Pioneer Balanced Fund                      Pioneer                   PFD
Pioneer Equity-Income Fund                 Pioneer                   PFD
Pioneer Fund                               Pioneer                   PFD
Pioneer II                                 Pioneer                   PFD
Pioneer Real Estate Shares                 Pioneer                   PFD
Pioneer Limited Maturity Bond Fund         Pioneer                   PFD
Pioneer America Income Trust               Pioneer                   PFD
Pioneer Bond Fund                          Pioneer                   PFD
Pioneer Tax-Free Income Fund               Pioneer                   PFD
Pioneer Cash Reserves Fund                 Pioneer                   PFD
Pioneer High Yield Fund                    Pioneer                   PFD
Pioneer Tax-Managed Fund                   Pioneer                   PFD
Pioneer Science & Technology Fund          Pioneer                   PFD
Pioneer Interest Shares                    Pioneer                   Note 2

Pioneer Variable Contracts Trust           Pioneer                   Note 3
Pioneer Strategic Income Fund              Pioneer                   PFD

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2 This fund is a closed-end fund.


Note 3 This is a series of 15 separate portfolios designed to provide investment vehicles for the variable annuity and variable life insurance contracts of various insurance companies or for certain qualified pension plans.

Share Ownership

See Appendix A for annual information on the ownership of fund shares by the Trustees, the fund's officers and owners in excess of 5% of any class of shares of the fund.

Compensation of Officers and Trustees

The fund pays no salaries or compensation to any of its officers. The fund compensates each Trustee who is not affiliated with PGI, Pioneer, PFD or PSC with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that are based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.

Sales Loads. Current and former Trustees and officers of the fund and other qualifying persons may purchase the fund's Class A shares without an initial sales charge.

4.    INVESTMENT ADVISER

The fund has contracted with Pioneer to act as its investment adviser. Pioneer is a wholly owned subsidiary of PGI. PGI is engaged in the financial services business in the U.S. and other countries. Certain Trustees or officers of the fund are also directors and/or officers of PGI and its subsidiaries (see management biographies above).

As the fund's investment adviser, Pioneer provides the fund with investment research, advice and supervision and furnishes an investment program for the fund consistent with the fund's investment objective and policies, subject to the supervision of the fund's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the fund's securities transactions, and reports to the Trustees on the fund's investments and performance.

Under the terms of its contract with the fund, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the fund, with the exception of the following, which are to be paid by the fund: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer, or its affiliates, office space and facilities and personnel compensation, training and benefits;

(b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the fund; (d) issue and transfer taxes chargeable to the fund in connection with securities transactions to which the fund is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the fund to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the fund and/or its shares with the SEC, state or blue sky securities agencies and non-U.S. countries, including the preparation of prospectuses and statements of additional information for filing with the SEC; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the fund and the Trustees; (i) any distribution fees paid by the fund in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the fund who are not affiliated with or interested persons of Pioneer, the fund (other than as Trustees), PGI or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the fund shall pay brokers' and underwriting commissions chargeable to the fund in connection with securities transactions to which the fund is a party. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management contract, Pioneer will not be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer. Pioneer, however, is not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the management contract.


Advisory Fee. As compensation for its management services, the fund pays Pioneer a fee at the annual rate of 0.50% of the fund's average daily net assets. This fee is computed and accrued daily and paid monthly.


See the table in Appendix A for management fees paid to Pioneer during recently completed fiscal years.

Administration Agreement. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the fund under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Appendix A for fees the fund paid to Pioneer for administration and related services.

Potential Conflict of Interest. The fund is managed by Pioneer which also serves as investment adviser to other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of the fund. Securities frequently meet the investment objectives of the fund, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, the fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as the fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.


Personal Securities Transactions. The fund, Pioneer and PFD have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. The code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. The code is on public file with and available from the SEC.

5.    PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

Principal Underwriter

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the fund in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PGI.


The fund entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of the fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the fund under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the fund. PFD also pays certain expenses in connection with the distribution of the fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The fund bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the fund.

See "Class A Share Sales Charges" for the schedule of initial sales charge reallowed to dealers as a percentage of the offering price of the fund's Class A shares.

See the tables in Appendix A for commissions retained by PFD and reallowed to dealers in connection with PFD's offering of the fund's Class A shares during recently completed fiscal years.

The fund will not generally issue fund shares for consideration other than cash. At the fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

The redemption price of shares of beneficial interest of the fund may, at Pioneer's discretion, be paid in cash or portfolio securities. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable.

Distribution Plans


The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares (the "Class A Plan"), a plan of distribution with respect to its Class B shares (the "Class B Plan") and a plan of distribution with respect to its Class C shares (the "Class C Plan") (together, the "Plans"), pursuant to which certain distribution and service fees are paid to PFD. Because of the Plans, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD") regarding investment companies.

Class A Plan. Pursuant to the Class A Plan the fund reimburses PFD for its actual expenditures to finance any activity primarily intended to result in the sale of Class A shares or to provide services to holders of Class A shares, provided the categories of expenses for which reimbursement is made are approved by the Board of Trustees. The Board of Trustees has approved the following categories of expenses that may be reimbursed under the Class A Plan: (i) a service fee to be paid to qualified broker-dealers in an amount not to exceed 0.25% per annum of the fund's daily net assets attributable to Class A shares;
(ii) reimbursement to PFD for its expenditures for broker-dealer commissions and employee compensation on certain sales of the fund's Class A shares with no initial sales charge; and (iii) reimbursement to PFD for expenses incurred in providing services to Class A shareholders and supporting broker-dealers and other organizations (such as banks and trust companies) in their efforts to provide such services. The expenses of the fund pursuant to the Class A Plan are accrued daily at a rate which may not exceed the annual rate of 0.25% of the fund's average daily net assets attributable to Class A shares. Distribution expenses of PFD are expected to substantially exceed the distribution fees paid by the fund in a given year.

The Class A Plan does not provide for the carryover of reimbursable expenses beyond 12 months from the time the fund is first invoiced for an expense. The limited carryover provision in the Class A Plan may result in an expense invoiced to the fund in one fiscal year being paid in the subsequent fiscal year and thus being treated for purposes of calculating the maximum expenditures of the fund as having been incurred in the subsequent fiscal year. In the event of termination or non-continuance of the Class A Plan, the fund has 12 months to reimburse any expense which it incurs prior to such termination or non-continuance, provided that payments by the fund during such 12-month period shall not exceed 0.25% of the fund's average daily net assets attributable to Class A shares during such period. See Appendix A for the amount, if any, of carryover of distribution expenses as of the end of the most recent calendar year.

Class B Plan. Commissions on the sale of Class B shares equal to 3.75% of the amount invested are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class B Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.


The Class B Plan provides that the fund shall pay PFD, as the fund's distributor for its Class B shares, a daily distribution fee equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class B shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class B shares (which PFD will in turn pay to securities dealers which enter into a sales agreement with PFD at a rate of up to 0.25% of the fund's average daily net assets attributable to Class B shares owned by investors for whom that securities dealer is the holder or dealer of record). This service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class B shares. Commencing in the 13th month following the purchase of Class B shares, dealers will become eligible for additional annual service fees of up to 0.25% of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class B Plan is to compensate PFD for its distribution services with respect to Class B shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class B Plan also provides that PFD will receive all contingent deferred sales charges ("CDSCs") attributable to Class B shares. When a broker-dealer sells Class B shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.


The Class B Plan and underwriting agreement were amended effective September 30, 1998 to permit PFD to sell its right to receive distribution fees under the Class B Plan and CDSCs to third parties. PFD enters into such transactions to finance the payment of commissions to brokers at the time of sale and other distribution-related expenses. In connection with such amendments, the fund has agreed that the distribution fee will not be terminated or modified (including a modification by change in the rules relating to the conversion of Class B shares into Class A shares) with respect to Class B shares (a) issued prior to the date of any termination or modification or (b) attributable to Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter which were initially issued prior to the date of such termination or modification or (c) issued as a dividend or distribution upon Class B shares initially issued or attributable to Class B shares issued prior to the date of any such termination or modification except:

      (i) to the extent required by a change in the 1940 Act, the rules or regulations under the 1940 Act, the Conduct Rules of the NASD or an order of any court or governmental agency, in each case enacted, issued or promulgated after September 30, 1998;

      (ii) in connection with a Complete Termination (as defined in the Class B
Plan); or

      (iii) on a basis, determined by the Board of Trustees acting in good faith, so long as from and after the effective date of such modification or termination: neither the fund, the adviser nor certain affiliates pay, directly or indirectly, a fee to any person for the provision of personal and account maintenance services (as such terms are used in the Conduct Rules of the NASD) to the holders of Class B shares of the fund and the termination or modification of the distribution fee applies with equal effect to all Class B shares outstanding from time to time.

The Class B Plan also provides that PFD shall be deemed to have performed all services required to be performed in order to be entitled to receive the distribution fee, if any, payable with respect to Class B shares sold through PFD upon the settlement date of the sale of such Class B shares or in the case of Class B shares issued through one or a series of exchanges of shares of another investment company for which PFD acts as principal underwriter or issued as a dividend or distribution upon Class B shares, on the settlement date of the first sale on a commission basis of a Class B share from which such Class B share was derived.


In the amendments to the underwriting agreement, the fund agreed that subsequent to the issuance of a Class B share, it would not take any action to waive or change any CDSC (including a change in the rules applicable to conversion of Class B shares into another class) in respect of such Class B shares, except (i) as provided in the fund's prospectus or statement of additional information in effect on September 30, 1998, or (ii) as required by a change in the 1940 Act and the rules and regulations thereunder, the Conduct Rules of the NASD or any order of any court or governmental agency enacted, issued or promulgated after September 30, 1998.

Class C Plan. Commissions on the sale of Class C shares of up to 0.75% of the amount invested in Class C shares are paid to broker-dealers who have sales agreements with PFD. PFD may also advance to dealers the first-year service fee payable under the Class C Plan at a rate up to 0.25% of the purchase price of such shares. As compensation for such advance of the service fee, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase.

The Class C Plan provides that the fund will pay PFD, as the fund's distributor for its Class C shares, a distribution fee accrued daily and paid quarterly, equal on an annual basis to 0.75% of the fund's average daily net assets attributable to Class C shares and will pay PFD a service fee equal to 0.25% of the fund's average daily net assets attributable to Class C shares. PFD will in turn pay to securities dealers which enter into a sales agreement with PFD a distribution fee and a service fee at rates of up to 0.75% and 0.25%, respectively, of the fund's average daily net assets attributable to Class C shares owned by investors for whom that securities dealer is the holder or dealer of record. The service fee is intended to be in consideration of personal services and/or account maintenance services rendered by the dealer with respect to Class C shares. PFD will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation therefor, PFD may retain the service fee paid by the fund with respect to such shares for the first year after purchase. Commencing in the 13th month following the purchase of Class C shares, dealers will become eligible for additional annual distribution fees and service fees of up to 0.75% and 0.25%, respectively, of the net asset value of such shares. Dealers may from time to time be required to meet certain other criteria in order to receive service fees. PFD or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by PFD or its affiliates for shareholder accounts.

The purpose of distribution payments to PFD under the Class C Plan is to compensate PFD for its distribution services with respect to Class C shares of the fund. PFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution-related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expenses and equipment. The Class C Plan also provides that PFD will receive all CDSCs attributable to Class C shares. When a broker-dealer sells Class C shares and elects, with PFD's approval, to waive its right to receive the commission normally paid at the time of the sale, PFD may cause all or a portion of the distribution fees described above to be paid to the broker-dealer.

General

In accordance with the terms of each Plan, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended under the Plan and the purposes for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will consider the continued appropriateness and the level of reimbursement or compensation the Plans provide.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the Plans except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the Plans by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, PGI.

Each Plan's adoption, terms, continuance and termination are governed by Rule 12b-1 under the 1940 Act. The Board of Trustees believes that there is a reasonable likelihood that the Plans will benefit the fund and its current and future shareholders. The Plans may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the fund affected thereby, and material amendments of the Plans must also be approved by the Trustees as provided in Rule 12b-1.

See Appendix A for fund expenses under the Class A Plan, Class B Plan and Class C Plan and CDSCs paid to PFD for the most recently completed fiscal year.

Upon redemption, Class A shares may be subject to a 1% CDSC, Class B shares are subject to a CDSC at a rate declining from a maximum 4% of the lower of the cost or market value of the shares and Class C shares may be subject to a 1% CDSC.

6.    SHAREHOLDER SERVICING/TRANSFER AGENT

The fund has contracted with PSC, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the fund.

Under the terms of its contract with the fund, PSC services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of the fund; (ii) distributing dividends and capital gains associated with the fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.

PSC receives an annual fee of $33.00 for each Class A, Class B and Class C shareholder account from the fund as compensation for the services described above. PSC is also reimbursed by the fund for its cash out-of-pocket expenditures. The fund may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the fund would be in lieu of the per account fee which would otherwise be paid by the fund to PSC.

7.    CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments.

8.    INDEPENDENT PUBLIC ACCOUNTANTS


Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the fund's independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

9.    PORTFOLIO TRANSACTIONS


All orders for the purchase or sale of portfolio securities are placed on behalf of the fund by Pioneer pursuant to authority contained in the fund's management contract. Securities purchased and sold on behalf of the fund normally will be traded in the over-the counter market on a net basis (i.e. without commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. Pioneer normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere. Some securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the fund and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, the fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the fund and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the fund as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the fund. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the fund. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of the fund as well as shares of other investment companies managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of the fund.

The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.

See the table in Appendix A for aggregate brokerage and underwriting commissions paid by the fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the fund.

10.   DESCRIPTION OF SHARES

As an open-end management investment company, the fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of the fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued. The fund reserves the right to charge a fee for the issuance of Class A share certificates; certificates will not be issued for Class B or Class C shares.

The fund's Amended and Restated Declaration of Trust dated December 7, 1993 (the "Declaration") permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of only one series. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of three classes of shares of the fund, designated as Class A shares, Class B shares and Class C shares. Each share of a class of the fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. The fund reserves the right to create and issue additional series or classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of the fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A and Class B shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The fund is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.


The shares of each series of the fund are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the fund vote together as a class on matters that affect all series of the fund in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the fund's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Massachusetts business trust, the fund's operations are the Declaration, a copy of which is on file with the Office of the Secretary of State of The Commonwealth of Massachusetts. Shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the fund or any series of the fund and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by the fund or its Trustees. Moreover, the Declaration provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of the fund or any series of the fund. The Declaration also provides that the fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability would be limited to circumstances in which the fund itself will be unable to meet its obligations. In light of the nature of the fund's business and the nature and amount of its assets, the possibility of the fund's liabilities exceeding its assets, and therefore a shareholder's risk of personal liability, is remote.


The Declaration further provides that the fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the fund. The Declaration does not authorize the fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Massachusetts law notwithstanding the fact that such Trustees receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.

11.   SALES CHARGES

The fund continuously offers three classes of shares designated as Class A, Class B and Class C shares, as described in the prospectus.

Class A Share Sales Charges

You may buy Class A shares at the public offering price, including a sales charge, as follows:

                                     Sales Charge as a % of
                                     ----------------------
                                     Offering       Net Amount      Dealer
Amount of Purchase                   Price          Invested        Reallowance

Less than $100,000                   4.50           4.71            4.00
$100,000 but less than $250,000      3.50           3.63            3.00
$250,000 but less than $500,000      2.50           2.56            2.00
$500,000 but less than $1,000,000    2.00           2.04            1.75
$1,000,000 or more                   0.00           0.00            see below

The schedule of sales charges above is applicable to purchases of Class A shares of the fund by (i) an individual, (ii) an individual and his or her spouse and children under the age of 21 and (iii) a trustee or other fiduciary of a trust estate or fiduciary account or related trusts or accounts including pension, profit-sharing and other employee benefit trusts qualified under Sections 401 or 408 of the Code although more than one beneficiary is involved. The sales charges applicable to a current purchase of Class A shares of the fund by a person listed above is determined by adding the value of shares to be purchased to the aggregate value (at the then current offering price) of shares of any of the other Pioneer mutual funds previously purchased and then owned, provided PFD is notified by such person or his or her broker-dealer each time a purchase is made which would qualify. Pioneer mutual funds include all mutual funds for which PFD serves as principal underwriter. At the sole discretion of PFD, holdings of funds domiciled outside the U.S., but which are managed by affiliates of Pioneer, may be included for this purpose.

No sales charge is payable at the time of purchase on investments of $1 million or more, or for purchases by participants in certain group plans described below subject to a CDSC of 1% which may be imposed in the event of a redemption of Class A shares within 12 months of purchase. PFD may, in its discretion, pay a commission to broker-dealers who initiate and are responsible for such purchases as follows: 1% on the first $5 million invested; 0.50% on the next $45 million invested; and 0.25% on the excess over $50 million invested. These commissions shall not be payable if the purchaser is affiliated with the broker-dealer or if the purchase represents the reinvestment of a redemption made during the previous 12 calendar months. Broker-dealers who receive a commission in connection with Class A share purchases at net asset value by 401(a) or 401(k) retirement plans with 1,000 or more eligible participants or with at least $10 million in plan assets will be required to return any commissions paid or a pro rata portion thereof if the retirement plan redeems its shares within 12 months of purchase.

Letter of Intent ("LOI"). Reduced sales charges are available for purchases of $100,000 or more of Class A shares (excluding any reinvestments of dividends and capital gain distributions) made within a 13-month period pursuant to an LOI which may be established by completing the Letter of Intent section of the Account Application. The reduced sales charge will be the charge that would be applicable to the purchase of the specified amount of Class A shares as if the shares had all been purchased at the same time. A purchase not made pursuant to an LOI may be included if the LOI is submitted to PSC within 90 days of such purchase. You may also obtain the reduced sales charge by including the value (at current offering price) of all your Class A shares in the fund and all other Pioneer mutual funds held of record as of the date of your LOI in the amount used to determine the applicable sales charge for the Class A shares to be purchased under the LOI. Five percent of your total intended purchase amount will be held in escrow by PSC, registered in your name, until the terms of the LOI are fulfilled. When you sign the Account Application, you agree to irrevocably appoint PSC your attorney-in-fact to surrender for redemption any or all shares held in escrow with full power of substitution. An LOI is not a binding obligation upon the investor to purchase, or the fund to sell, the amount specified in the LOI.

If the total purchases, less redemptions, exceed the amount specified under the LOI and are in an amount which would qualify for a further quantity discount, all transactions will be recomputed on the expiration date of the LOI to effect the lower sales charge. Any difference in the sales charge resulting from such recomputation will be either delivered to you in cash or invested in additional shares at the lower sales charge. The dealer, by signing the Account Application, agrees to return to PFD, as part of such retroactive adjustment, the excess of the commission previously reallowed or paid to the dealer over that which is applicable to the actual amount of the total purchases under the LOI.

If the total purchases, less redemptions, are less than the amount specified under the LOI, you must remit to PFD any difference between the sales charge on the amount actually purchased and the amount originally specified in the LOI. When the difference is paid, the shares held in escrow will be deposited to your account. If you do not pay the difference in sales charge within 20 days after written request from PFD or your dealer, PSC, after receiving instructions from PFD, will redeem the appropriate number of shares held in escrow to realize the difference and release any excess.

Class B Shares

You may buy Class B shares at the net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table below. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the number of years from the time of any purchase made prior to October 1, 1998, all payments during a quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class B shares, the fund will first redeem shares not subject to any CDSC and then shares held longest during the six-year period. As a result, you will pay the lowest possible CDSC.

The CDSC for Class B shares subject to a CDSC upon redemption will be determined as follows:

                                                     CDSC as a % of Dollar
     Year Since Purchase                            Amount Subject to CDSC

     First                                                    4.0
     Second                                                   4.0
     Third                                                    3.0
     Fourth                                                   3.0
     Fifth                                                    2.0
     Sixth                                                    1.0
     Seventh and thereafter                                   0.0

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class B shares, including the payment of compensation to broker-dealers.


Class B shares will automatically convert into Class A shares at the beginning of the calendar month (or the calendar quarter for purchases made prior to October 1, 1998) that is eight years after the purchase date, except as noted below. Class B shares acquired by exchange from Class B shares of another Pioneer mutual fund will convert into Class A shares based on the date of the initial purchase and the applicable CDSC. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service (the "IRS") or an opinion of counsel that such conversions will not constitute taxable events for U.S. federal income tax purposes. The conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available and, therefore, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

Class C Shares

You may buy Class C shares at net asset value per share next computed after receipt of a purchase order without the imposition of an initial sales charge; however, Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%. The charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gain distributions. Class C shares do not convert to any other class of fund shares.

For the purpose of determining the time of any purchase after September 30, 1998, all payments during a month will be aggregated and deemed to have been made on the first day of that month. For the purpose of determining the time of any purchase made prior to October 1, 1998, all payments made during a calendar quarter will be aggregated and deemed to have been made on the first day of that quarter. In processing redemptions of Class C shares, the fund will first redeem shares not subject to any CDSC and then shares held for the shortest period of time during the one-year period. As a result, you will pay the lowest possible CDSC.

Proceeds from the CDSC are paid to PFD and are used in whole or in part to defray PFD's expenses related to providing distribution-related services to the fund in connection with the sale of Class C shares, including the payment of compensation to broker-dealers.


Additional Payments to Dealers

From time to time, PFD or its affiliates may elect to make payments to dealers in addition to the commissions described above. PFD may elect to reallow the entire initial sales charge to participating dealers for all Class A sales with respect to which orders are placed during a particular period. Dealers to whom substantially the entire sales charge is reallowed may be deemed to be underwriters under the federal securities laws. Contingent upon the achievement of certain sales objectives, PFD may pay to Mutual of Omaha Investor Services, Inc. 50% of PFD's retention of any sales commission on sales of the fund's Class A shares through such dealer. PFD will reallow to A.G. Edwards & Sons, Inc. the entire sales charge for all sales of the fund's Class A shares to IRA accounts if the order is placed from January 1, 2000 through April 17, 2000. PFD will reallow to Citicorp Investment Services the entire sales charge for all sales of the fund's Class A share if the order is placed from March 1, 2000 through June 30, 2000. PFD will reallow to participating broker/dealers the entire sales charge for all sales of the fund's Class A shares if the order is placed from March 1, 2000 through June 30, 2000. PFD or its affiliates may elect to pay dealers an additional commission based on the net asset value of all of the fund's Class B shares sold by a dealer during a particular period. PFD has elected to pay dealers an amount equal to 0.50% of the net asset value of the fund's Class B shares sold from April 1, 2000 through June 30, 2000. In addition, at its own expense, PFD may elect to pay additional cash or other incentives to dealers that sell or arrange for the sale of shares of the fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the National Association of Securities Dealers, Inc.

12.   REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the Exchange is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.


Systematic Withdrawal Plan(s) ("SWP"). A SWP is designed to provide a convenient method of receiving fixed payments at regular intervals from fund share accounts having a total value of not less than $10,000. You must also be reinvesting all dividends and capital gain distributions to use the SWP option.

Periodic payments of $50 or more will be deposited monthly, quarterly, semiannually or annually directly into a bank account designated by the applicant or will be sent by check to the applicant, or any person designated by the applicant. Payments can be made either by check or electronic funds transfer to a bank account designated by you. Class B accounts must meet the minimum initial investment requirement prior to establishing a SWP. Withdrawals from Class B and Class C share accounts are limited to 10% of the value of the account at the time the SWP is established. See "Qualifying for a reduced sales charge" in the prospectus. If you direct that withdrawal payments be paid to another person, want to change the bank where payments are sent or designate an address that is different from the account's address of record after you have opened your account, a signature guarantee must accompany your instructions. Withdrawals under the SWP are redemptions that may have tax consequences for you.

Purchases of Class A shares of the fund at a time when you have a SWP in effect may result in the payment of unnecessary sales charges and may, therefore, be disadvantageous. SWP redemptions reduce and may ultimately exhaust the number of shares in your account. In addition, the amounts received by a shareholder cannot be considered as yield or income on his or her investment because part of such payments may be a return of his or her investment.

A SWP may be terminated at any time (1) by written notice to PSC or from PSC to the shareholder; (2) upon receipt by PSC of appropriate evidence of the shareholder's death; or (3) when all shares in the shareholder's account have been redeemed.

You may obtain additional information by calling PSC at 1-800-225-6292.

Reinstatement Privilege (Class A Shares). If you redeem all or part of your Class A shares of the fund, you may reinvest all or part of the redemption proceeds without a sales charge in Class A shares of the fund if you send a written request to PSC not more than 90 days after your shares were redeemed. Your redemption proceeds will be reinvested at the next determined net asset value of the Class A shares of the fund after receipt of the written request for reinstatement. You may realize a gain or loss for federal income tax purposes as a result of the redemption, and special tax rules may apply if a reinstatement occurs. For example, if a redemption resulted in a loss and an investment is made in shares of the fund within 30 days before or after the redemption, you may not be able to recognize the loss for federal income tax purposes. Subject to the provisions outlined in the prospectus, you may also reinvest in Class A shares of other Pioneer mutual funds; in this case you must meet the minimum investment requirements for each fund you enter.

The 90-day reinstatement period may be extended by PFD for periods of up to one year for shareholders living in areas that have experienced a natural disaster, such as a flood, hurricane, tornado or earthquake.

13.   TELEPHONE TRANSACTIONS

You may purchase, exchange or sell fund shares by telephone. See the prospectus for more information. For personal assistance, call 1-800-225-6292 between 8:00 a.m. and 9:00 p.m. Eastern time on weekdays. Computer-assisted transactions may be available to shareholders who have prerecorded certain bank information (see "FactFone(SM)"). You are strongly urged to consult with your investment professional prior to requesting any telephone transaction.

To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide the personal identification number ("PIN") for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PSC nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact the fund by telephone to institute a purchase, exchange or redemption. You should communicate with the fund in writing if you are unable to reach the fund by telephone.

FactFone(SM). FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. You are strongly urged to consult with your investment professional prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). Call PSC for assistance.

FactFone(SM) allows shareholders to hear the following recorded fund information:

o     net asset value prices for all Pioneer mutual funds;

o     annualized 30-day yields on Pioneer's fixed income funds;

o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market fund; and


o     dividends and capital gain distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.

All performance numbers communicated through FactFone(SM) represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of Class A, Class B and Class C and shares (except for Pioneer Cash Reserves Fund, which seeks to maintain a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost.

14.   PRICING OF SHARES

The net asset value per share of each class of the fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption.


Ordinarily, investments in debt securities are valued on the basis of information furnished by a pricing service which utilizes primarily a matrix system (which reflects such factors as security prices, yields, maturities and ratings), supplemented by dealer and exchange quotations, to recommend valuations for normal institutional-sized trading units of debt securities. Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in non-U.S. currencies are converted to U.S. dollars utilizing non-U.S. exchange rates employed by the fund's independent pricing services. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account. The fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per Class A share. Class B and Class C shares are offered at net asset value without the imposition of an initial sales charge (but may be subject to a CDSC).

15.   TAX STATUS


The fund has elected to be treated, has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders . If the fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax. Under the Code, the fund will be subject to a nondeductible 4% federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. The fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

The fund declares a dividend from any net investment income each business day. Dividends are normally paid on the last business day of the month or shortly thereafter. The fund generally distributes any net short- and long-term capital gains in November. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the fund to avoid U.S. federal income or excise tax.

In order to qualify as a regulated investment company under Subchapter M, the fund must, among other things, derive at least 90% of its gross income for each taxable year from interest, gains from the sale or other disposition of securities or certain other income (the "90% income test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the fund invests that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally pass through to the fund. Consequently, the fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.

Unless shareholders specify otherwise, all distributions will be automatically reinvested in additional full and fractional shares of the fund. For U.S. federal income tax purposes, all dividends are taxable whether a shareholder takes them in cash or reinvests them in additional shares of the fund. Dividends from investment company taxable income, which includes net investment income and net short-term capital gain in excess of net long-term capital loss are taxable as ordinary income. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, are taxable to the fund's shareholders as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Any dividend declared by the fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.

If the fund invests in zero coupon securities or, in general, any other securities with original issue discount (or with market discount if the fund elects to include market discount in income currently), the fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the fund must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash to satisfy distribution requirements.

For U.S. federal income tax purposes, the fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders. See Appendix A for the fund's available capital loss carryforwards.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio. Consequently, subsequent distributions by the fund with respect to these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.


In addition, if Class A shares redeemed or exchanged have been held for less than 91 days, (1) in the case of a reinvestment in the fund or another mutual fund at net asset value pursuant to the reinstatement privilege, or (2) in the case of an exchange, all or a portion of the sales charge paid on such shares is not included in their tax basis under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the federal tax basis of the shares acquired in the other investments.

The fund's dividends and distributions will not qualify for any dividends-received deduction that might otherwise be available for certain dividends received by shareholders that are corporations.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent the fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the fund may in its sole discretion provide relevant information to shareholders.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that the fund withhold (as "backup withholding") 31% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, the fund continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax. This description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

16.   INVESTMENT RESULTS

Quotations, Comparisons and General Information


From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund's classes may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the Lehman Brothers Government Bond Index, a measure of the performance of government debt securities; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; or any other appropriate index.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as Barron's, Business Week, Consumers Digest, Consumer Reports, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money Magazine, New York Times, Smart Money, USA Today, U.S. News and World Report, The Wall Street Journal and Worth, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.


The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.

Standardized Yield Quotations

The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                        a-b
          YIELD = 2[ ( ----- +1)^6-1]
                        cd
Where:

     a    =    interest earned during the period

     b    =    net expenses accrued for the period

     c    =    the average daily number of shares outstanding during the period that were entitled to receive dividends

     d    =    the maximum offering price per share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

      (i) The yield to maturity of each obligation held by the fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

      (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30 day base period.

      (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

      (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.

For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the fund's portfolio each day that the obligation is in the portfolio. Expenses of Class A and Class B accrued during any base period, if any, pursuant to the respective Distribution Plans are included among the expenses accrued during the base period.

Standardized Average Annual Total Return Quotations

One of the primary methods used to measure the performance of a class of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the fund, over any period up to the lifetime of that class of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for each of its classes as that information may appear in the fund's prospectus, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC.

Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

          P(1+T)^n = ERV

Where:

     P    =    a hypothetical initial payment of $1,000, less the maximum sales load of $57.50 for Class A shares or the deduction of the CDSC for Class B and Class C shares at the end of the period

     T    =    average annual total return

     n    =    number of years

     ERV  =    ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.


In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to a class' mean account size.

See Appendix A for the annual total returns for each class of fund shares as of the most recently completed fiscal year.

17.   FINANCIAL STATEMENTS


The fund's audited financial statements for the fiscal year ended December 31, 1999 from the fund's annual report filed with the SEC on February 25, 2000 (Accession No. 0000831120-00-000003) are incorporated by reference into this statement of additional information. Those financial statements, including the financial highlights in the prospectus, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.

The fund's annual report includes the financial statements referenced above and is available without charge upon request by calling Shareholder Services at 1-800-225-6292.

18.   APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

Portfolio Turnover


The fund's annual portfolio turnover rate was 72% for the fiscal year ended December 31, 1999.

Share Ownership


As of March 31, 2000, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of March 31, 2000:

Record Holder                          Share Class  Number of Shares  % of Class

Contra Costa Federal Credit Union        Class A       753,240.337       7.10
Attn: Dave Green
1111 Pine Street
Martinez, CA 94553-1702

First Clearing Corporation               Class C       52,245.092        9.13
A/C 3629-7070
Delaware Char Guar & TR TTEE
Edward M. Gorski IRA
15637 Chapel Hill
Orland Park, IL 60462-5934

Merrill Lynch, Pierce, Fenner &          Class B       141,319.303       8.06
    Smith Incorporated                   Class C        52,245.092       9.13
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484

Compensation of Officers and Trustees

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.


                                   Aggregate                   Pension or Retirement    Total Compensation from
                                   Compensation from           Benefits Accrued as      the Fund and Other
Name of Trustee                    Fund*                       Part of Fund Expenses    Pioneer Mutual Funds**
John F. Cogan, Jr.***                  $   750.00                        $0                 $ 18,000.00
Mary K. Bush                             2,947.75                         0                   93,500.00
Richard H. Egdahl, M.D                   2,947.75                         0                   95,500.00
Margaret B.W. Graham                     3,004.75                         0                  102,000.00
John W. Kendrick                         2,535.00                         0                   82,500.00
Marguerite A. Piret                      3,174.50                         0                  116,750.00
David D. Tripple***                        750.00                         0                   18,000.00
Stephen K. West                          3,117.50                         0                  108,250.00
John Winthrop                            3,089.00                         0                   98,400.00
                                       ----------                        --
                                       $22,316.25                        $0                 $732,900.00

      *     For the fiscal year ended December 31, 1999.
      **    For the calendar year ended December 31, 1999.
      ***   Under the management contract, Pioneer reimburses the fund for any
            Trustees fees paid by the fund.

Approximate Management Fees the Fund Paid or Owed Pioneer


                     For the Fiscal Years Ended December 31,
      1999                             1998                             1997
    $542,000                         $624,000                         $557,000

------------------


*An expense limitation was in effect during the fiscal years ended December 31, 1999, 1998 and 1997 . In the absence of the expense limitation, the fund would have paid $738,275, $773,600 and $747,663 in management fees for such periods.

Fees the Fund Paid to Pioneer under the Administration Agreement effective December 31, 1998

For the Fiscal Year Ended December 30, 1999

$34,629

Carryover of Distribution Expenses

As of December 31, 1999 there was carryover of $80,754 in distribution expenses under the Class A Plan.

Approximate Net Underwriting Commissions Retained by PFD


                     For the Fiscal Years Ended December 31,
      1999                             1998                             1997
    $28,000                          $25,000                          $20,000

Approximate Commissions Reallowed to Dealers


                     For the Fiscal Years Ended December 31,
      1999                             1998                             1997
    $320,000                         $238,000                         $134,000

Fund Expenses under the Distribution Plans


                   For the Fiscal Year Ended December 31, 1999
Class A Plan                       Class B Plan                     Class C Plan
  $298,326                           $208,892                          $74,352

CDSCs


During the fiscal year ended December 31, 1999, CDSCs in the amount of $100,841 were paid to PFD.

Approximate Brokerage and Underwriting Commissions (Portfolio Transactions)

None.

Capital Loss Carryforwards


As of the end of its most recent taxable year, the fund had a capital loss carryforward of $8,703,136 which will expire between 2002 and 2007 if not used.

Average Annual Total Returns (December 31, 1999)

                                          Average Annual Total Return (%)
                                                                     Since      Inception
Class of Shares       One Year       Five Years     Ten Years      Inception      Date
Class A Shares          -6.95           5.27           5.85           6.36        6/1/88
Class B Shares          -6.93           5.28           N/A            4.54       4/29/94
Class C Shares          -3.19           N/A            N/A            3.15       1/31/96

Standardized 30-Day Yield (December 31, 1999)

Class of Shares                                Yield (%)


Class A                                          5.67
Class B                                          5.16
Class C                                          5.19

Standardized 30-Day Yield (December 31, 1999) (absent expense limitation)

Class of Shares                                Yield (%)

Class A                                          5.58
Class B                                          5.08
Class C                                          5.11

19. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS(1)

Moody's Investors Service, Inc. ("Moody's") Short-Term Prime Rating System

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

--------
(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Moody's Debt Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's Preferred Stock Ratings

Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

      Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

      Nature of and provisions of the obligation;

      Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

20. APPENDIX C - PERFORMANCE STATISTICS

                          Pioneer America Income Trust
                                 Class A Shares

                                                                                Net Asset
                  Initial        Offering      Sales Charge     Shares          Value per      Initial Net
Date              Investment     Price         Included         Purchased       Share          Asset Value
6/1/88            $10,000        $10.47        4.50%            955.110         $10.0000       $9,550

                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)

                                                           From
                              From Capital Gains      Dividends
Date        From Investment           Reinvested     Reinvested     Total Value

12/31/88             $9,418                   $0           $492          $9,910
12/31/89             $9,589                   $0         $1,460         $11,049
12/31/90             $9,580                   $0         $2,463         $12,043
12/31/91             $9,876                   $0         $3,616         $13,492
12/31/92             $9,809                   $0         $4,597         $14,406
12/31/93            $10,009                  $52         $5,652         $15,713
12/31/94             $8,987                  $47         $6,055         $15,089
12/31/95             $9,741                  $51         $7,721         $17,513
12/31/96             $9,331                  $49         $8,535         $17,915
12/31/97             $9,485                  $49         $9,906         $19,440
12/31/98             $9,646                  $50        $11,255         $20,951

12/31/99             $8,883                  $46        $11,493         $20,422


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

                          Pioneer America Income Trust
                                 Class B Shares

                                                                                Net Asset
                  Initial        Offering      Sales Charge     Shares          Value per      Initial Net
Date              Investment     Price         Included         Purchased       Share          Asset Value
4/29/94           $10,000        $9.8500       0.00%            1,015.228       $9.8500        $10,000

                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)

                                                               From
                                       From Capital       Dividends
Date              From Investment  Gains Reinvested      Reinvested  CDSC if Redeemed     Total Value         CDSC %
12/31/94                   $9,543                $0            $400              $382          $9,561           4.00
12/31/95                  $10,324                $0          $1,118              $400         $11,042           4.00
12/31/96                   $9,898                $0          $1,726              $297         $11,327           3.00
12/31/97                  $10,050                $0          $2,458              $300         $12,208           3.00
12/31/98                  $10,223                $0          $3,171              $200         $13,194           2.00

12/31/99                   $9,421                $0          $3,539               $94         $12,866           1.00

                                 Class C Shares

                                                                                Net Asset
                  Initial        Offering      Sales Charge     Shares          Value per      Initial Net
Date              Investment     Price         Included         Purchased       Share          Asset Value
1/31/96           $10,000        $10.1600      0.00%            984.252         $10.16         $10,000

                                 Value of Shares
                    (Dividends and Capital Gains Reinvested)

                                                               From
                                       From Capital       Dividends
Date              From Investment  Gains Reinvested      Reinvested  CDSC if Redeemed     Total Value         CDSC %
12/31/96                   $9,587                $0            $517               $96         $10,008           1.00
12/31/97                   $9,744                $0          $1,146                $0         $10,890           0.00
12/31/98                   $9,212                $0          $1,751                $0         $11,663           0.00

12/31/99                   $9,134                $0          $2,157                $0         $11,291           0.00

Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

Comparative Performance Index Descriptions

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.

S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

Dow Jones Industrial Average. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).

U.S. Small Stock Index. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. Inflation. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA Indexes. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

Merrill Lynch Micro-Cap Index. The Merrill Lynch Micro-Cap Index represents the performance of 1,980 stocks ranging in market capitalization from $50 million to $125 million. Index returns are calculated monthly.

Merrill Lynch High Yield Master II Index. This index is a market capitalization weighted total return index covering U.S. dollar-denominated high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, a remaining term to maturity greater than or equal to one year, and a credit rating less than BBB3 but not in default (based on the composite of Moody's and Standard & Poor's). The index includes deferred interest and pay-in-kind bonds, but excludes structured notes, floating rate notes and other variable coupon securities. The index also excludes emerging markets debt (issuers domiciled in below investment grade rated countries). Index constituents are rebalanced monthly on the last calendar day of the month. Index values are calculated daily.

Merrill Lynch Index of Convertible Bonds (Speculative Quality). This is a market capitalization weighted index including all mandatory and non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Returns are calculated weekly based on Thursday's closing prices and are linked monthly. All securities must be convertible to common stock only. Quality range is D3-BB1 based on composite Moody's and Standard &Poor's ratings.

Long-Term U.S. Government Bonds. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

Intermediate-Term U.S. Government Bonds. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

Morgan Stanley Capital International ("MSCI"). These indices are in U.S. dollar terms with gross dividends reinvested and measure the performance of developed and emerging stock markets around the world. MSCI All Country indices represent both the developed and the emerging markets for a particular region. These indices are unmanaged. The free indices exclude shares which are not readily purchased by non-local investors. MSCI covers over 1,500 securities in 28 emerging markets and 2,300 securities in 23 developed markets, totaling over $20 trillion in market capitalization. Several Pioneer mutual funds that invest in international securities compare their performance to various MSCI indices.

6-Month CDs. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

Long-Term U.S. Corporate Bonds. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

Lehman Brothers Government/Corporate Bond Index - Intermediate. This index is comprised of securities with one to ten years to maturity. It includes Treasury and government agency securities, investment-grade corporate bonds and Yankee bonds.

U.S. (30-Day) Treasury Bills. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

National Association of Real Estate Investment Trusts ("NAREIT") Equity REIT Index. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.

Russell U.S. Equity Indexes. The Russell 3000(R) Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $4.4 billion. The Russell 2500TM Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $876 million, and the largest company in the index has an approximate market capitalization of $3.8 billion. The Russell 2000(R) Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.3 billion. The Russell 1000(R) Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $12.1 billion. The smallest company in the index has an approximate market capitalization of $1.3 billion. The Russell MidcapTM Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $11.2 billion. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell indexes are reconstituted annually as of June 30, based on May 31 market capitalizations.

Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The index is capitalization-weighted. As of March 31, 1999, 119 companies were included in the index, with a total market cap of $116.97 billion. At September 30, 1999, the companies in the index were 92.31% equity and hybrid REITs and 7.69% REOCs.

Standard & Poor's MidCap 400 Index. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

Lipper Indexes. These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.

Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index. The index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investors Service, in that order. All issues have at least one year to maturity with intermediate indices including bonds with maturities up to ten years and long-term indices composed of bonds with maturities longer than ten years. All returns are market value weighted inclusive of accrued interest.

Bank Savings Account. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Nasdaq Composite Index. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted. The Nasdaq Composite includes over 5,000 companies and is one of the most widely followed and quoted major market indices because it is so broad-based.


Sources: Ibbotson Associates, Towers Data Systems, Lipper, Inc. and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   Dow                                 S&P/        S&P/         Merrill
                                 Jones   U.S. Small                   BARRA       BARRA           Lynch
                      S&P   Industrial        Stock        U.S.         500         500       Micro-Cap
                      500      Average        Index   Inflation      Growth       Value           Index
-------------------------------------------------------------------------------------------------------
Dec 1925              N/A          N/A          N/A         N/A         N/A         N/A             N/A
Dec 1926            11.62          N/A         0.28       -1.49         N/A         N/A             N/A
Dec 1927            37.49          N/A        22.10       -2.08         N/A         N/A             N/A
Dec 1928            43.61        55.38        39.69       -0.97         N/A         N/A             N/A
Dec 1929            -8.42       -13.64       -51.36        0.20         N/A         N/A             N/A
Dec 1930           -24.90       -30.22       -38.15       -6.03         N/A         N/A             N/A
Dec 1931           -43.34       -49.02       -49.75       -9.52         N/A         N/A             N/A
Dec 1932            -8.19       -16.88        -5.39      -10.30         N/A         N/A             N/A
Dec 1933            53.99        73.72       142.87        0.51         N/A         N/A             N/A
Dec 1934            -1.44         8.08        24.22        2.03         N/A         N/A             N/A
Dec 1935            47.67        43.77        40.19        2.99         N/A         N/A             N/A
Dec 1936            33.92        30.23        64.80        1.21         N/A         N/A             N/A
Dec 1937           -35.03       -28.88       -58.01        3.10         N/A         N/A             N/A
Dec 1938            31.12        33.16        32.80       -2.78         N/A         N/A             N/A
Dec 1939            -0.41         1.31         0.35       -0.48         N/A         N/A             N/A
Dec 1940            -9.78        -7.96        -5.16        0.96         N/A         N/A             N/A
Dec 1941           -11.59        -9.88        -9.00        9.72         N/A         N/A             N/A
Dec 1942            20.34        14.13        44.51        9.29         N/A         N/A             N/A
Dec 1943            25.90        19.06        88.37        3.16         N/A         N/A             N/A
Dec 1944            19.75        17.19        53.72        2.11         N/A         N/A             N/A
Dec 1945            36.44        31.60        73.61        2.25         N/A         N/A             N/A
Dec 1946            -8.07        -4.40       -11.63       18.16         N/A         N/A             N/A
Dec 1947             5.71         7.61         0.92        9.01         N/A         N/A             N/A
Dec 1948             5.50         4.27        -2.11        2.71         N/A         N/A             N/A
Dec 1949            18.79        20.92        19.75       -1.80         N/A         N/A             N/A
Dec 1950            31.71        26.40        38.75        5.79         N/A         N/A             N/A
Dec 1951            24.02        21.77         7.80        5.87         N/A         N/A             N/A
Dec 1952            18.37        14.58         3.03        0.88         N/A         N/A             N/A
Dec 1953            -0.99         2.02        -6.49        0.62         N/A         N/A             N/A
Dec 1954            52.62        51.25        60.58       -0.50         N/A         N/A             N/A
Dec 1955            31.56        26.58        20.44        0.37         N/A         N/A             N/A
Dec 1956             6.56         7.10         4.28        2.86         N/A         N/A             N/A
Dec 1957           -10.78        -8.63       -14.57        3.02         N/A         N/A             N/A
Dec 1958            43.36        39.31        64.89        1.76         N/A         N/A             N/A
Dec 1959            11.96        20.21        16.40        1.50         N/A         N/A             N/A
Dec 1960             0.47        -6.14        -3.29        1.48         N/A         N/A             N/A
Dec 1961            26.89        22.60        32.09        0.67         N/A         N/A             N/A
Dec 1962            -8.73        -7.43       -11.90        1.22         N/A         N/A             N/A
Dec 1963            22.80        20.83        23.57        1.65         N/A         N/A             N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                   Dow                                 S&P/        S&P/         Merrill
                                 Jones   U.S. Small                   BARRA       BARRA           Lynch
                      S&P   Industrial        Stock        U.S.         500         500       Micro-Cap
                      500      Average        Index   Inflation      Growth       Value           Index
-------------------------------------------------------------------------------------------------------
Dec 1964            16.48        18.85        23.52        1.19         N/A         N/A             N/A
Dec 1965            12.45        14.39        41.75        1.92         N/A         N/A             N/A
Dec 1966           -10.06       -15.78        -7.01        3.35         N/A         N/A             N/A
Dec 1967            23.98        19.16        83.57        3.04         N/A         N/A             N/A
Dec 1968            11.06         7.93        35.97        4.72         N/A         N/A             N/A
Dec 1969            -8.50       -11.78       -25.05        6.11         N/A         N/A             N/A
Dec 1970             4.01         9.21       -17.43        5.49         N/A         N/A             N/A
Dec 1971            14.31         9.83        16.50        3.36         N/A         N/A             N/A
Dec 1972            18.98        18.48         4.43        3.41         N/A         N/A             N/A
Dec 1973           -14.66       -13.28       -30.90        8.80         N/A         N/A             N/A
Dec 1974           -26.47       -23.58       -19.95       12.20         N/A         N/A             N/A
Dec 1975            37.20        44.75        52.82        7.01       31.72       43.38             N/A
Dec 1976            23.84        22.82        57.38        4.81       13.84       34.93             N/A
Dec 1977            -7.18       -12.84        25.38        6.77      -11.82       -2.57             N/A
Dec 1978             6.56         2.79        23.46        9.03        6.78        6.16           27.76
Dec 1979            18.44        10.55        43.46       13.31       15.72       21.16           43.18
Dec 1980            32.42        22.17        39.88       12.40       39.40       23.59           32.32
Dec 1981            -4.91        -3.57        13.88        8.94       -9.81        0.02            9.18
Dec 1982            21.41        27.11        28.01        3.87       22.03       21.04           33.62
Dec 1983            22.51        25.97        39.67        3.80       16.24       28.89           42.44
Dec 1984             6.27         1.31        -6.67        3.95        2.33       10.52          -14.97
Dec 1985            32.16        33.55        24.66        3.77       33.31       29.68           22.89
Dec 1986            18.47        27.10         6.85        1.13       14.50       21.67            3.45
Dec 1987             5.23         5.48        -9.30        4.41        6.50        3.68          -13.84
Dec 1988            16.81        16.14        22.87        4.42       11.95       21.67           22.76
Dec 1989            31.49        32.19        10.18        4.65       36.40       26.13            8.06
Dec 1990            -3.17        -0.56       -21.56        6.11        0.20       -6.85          -29.55
Dec 1991            30.55        24.19        44.63        3.06       38.37       22.56           57.44
Dec 1992             7.67         7.41        23.35        2.90        5.07       10.53           36.62
Dec 1993             9.99        16.94        20.98        2.75        1.68       18.60           31.32
Dec 1994             1.31         5.06         3.11        2.67        3.13       -0.64            1.81
Dec 1995            37.43        36.84        34.46        2.54       38.13       36.99           30.70
Dec 1996            23.07        28.84        17.62        3.32       23.96       21.99           13.88
Dec 1997            33.36        24.88        22.78        1.70       36.52       29.98           24.61
Dec 1998            28.58        18.14        -7.31        1.61       42.16       14.67           -6.15
Dec 1999            21.04        27.22        29.79        2.81       28.25       12.72           40.04

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     Long-     Intermediate-        MSCI                      Long-           Lehman
                      Term         Term U.S.        EAFE         6-       Term U.S.            Bros.         U.S.
                U.S. Gov't        Government     (Net of      Month       Corporate       Gov't/Corp       T-Bill
                     Bonds             Bonds      Taxes)        CDs           Bonds     Intermediate     (30-Day)
-----------------------------------------------------------------------------------------------------------------
Dec 1925               N/A               N/A         N/A        N/A             N/A              N/A          N/A
Dec 1926              7.77              5.38         N/A        N/A            7.37              N/A         3.27
Dec 1927              8.93              4.52         N/A        N/A            7.44              N/A         3.12
Dec 1928              0.10              0.92         N/A        N/A            2.84              N/A         3.56
Dec 1929              3.42              6.01         N/A        N/A            3.27              N/A         4.75
Dec 1930              4.66              6.72         N/A        N/A            7.98              N/A         2.41
Dec 1931             -5.31             -2.32         N/A        N/A           -1.85              N/A         1.07
Dec 1932             16.84              8.81         N/A        N/A           10.82              N/A         0.96
Dec 1933             -0.07              1.83         N/A        N/A           10.38              N/A         0.30
Dec 1934             10.03              9.00         N/A        N/A           13.84              N/A         0.16
Dec 1935              4.98              7.01         N/A        N/A            9.61              N/A         0.17
Dec 1936              7.52              3.06         N/A        N/A            6.74              N/A         0.18
Dec 1937              0.23              1.56         N/A        N/A            2.75              N/A         0.31
Dec 1938              5.53              6.23         N/A        N/A            6.13              N/A        -0.02
Dec 1939              5.94              4.52         N/A        N/A            3.97              N/A         0.02
Dec 1940              6.09              2.96         N/A        N/A            3.39              N/A         0.00
Dec 1941              0.93              0.50         N/A        N/A            2.73              N/A         0.06
Dec 1942              3.22              1.94         N/A        N/A            2.60              N/A         0.27
Dec 1943              2.08              2.81         N/A        N/A            2.83              N/A         0.35
Dec 1944              2.81              1.80         N/A        N/A            4.73              N/A         0.33
Dec 1945             10.73              2.22         N/A        N/A            4.08              N/A         0.33
Dec 1946             -0.10              1.00         N/A        N/A            1.72              N/A         0.35
Dec 1947             -2.62              0.91         N/A        N/A           -2.34              N/A         0.50
Dec 1948              3.40              1.85         N/A        N/A            4.14              N/A         0.81
Dec 1949              6.45              2.32         N/A        N/A            3.31              N/A         1.10
Dec 1950              0.06              0.70         N/A        N/A            2.12              N/A         1.20
Dec 1951             -3.93              0.36         N/A        N/A           -2.69              N/A         1.49
Dec 1952              1.16              1.63         N/A        N/A            3.52              N/A         1.66
Dec 1953              3.64              3.23         N/A        N/A            3.41              N/A         1.82
Dec 1954              7.19              2.68         N/A        N/A            5.39              N/A         0.86
Dec 1955             -1.29             -0.65         N/A        N/A            0.48              N/A         1.57
Dec 1956             -5.59             -0.42         N/A        N/A           -6.81              N/A         2.46
Dec 1957              7.46              7.84         N/A        N/A            8.71              N/A         3.14
Dec 1958             -6.09             -1.29         N/A        N/A           -2.22              N/A         1.54
Dec 1959             -2.26             -0.39         N/A        N/A           -0.97              N/A         2.95
Dec 1960             13.78             11.76         N/A        N/A            9.07              N/A         2.66

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     Long-     Intermediate-        MSCI                      Long-           Lehman
                      Term         Term U.S.        EAFE         6-       Term U.S.            Bros.         U.S.
                U.S. Gov't        Government     (Net of      Month       Corporate       Gov't/Corp       T-Bill
                     Bonds             Bonds      Taxes)        CDs           Bonds     Intermediate     (30-Day)
------------------------------------------------------------------------------------------------------------------
Dec 1961              0.97              1.85         N/A        N/A            4.82              N/A         2.13
Dec 1962              6.89              5.56         N/A        N/A            7.95              N/A         2.73
Dec 1963              1.21              1.64         N/A        N/A            2.19              N/A         3.12
Dec 1964              3.51              4.04         N/A       4.17            4.77              N/A         3.54
Dec 1965              0.71              1.02         N/A       4.68           -0.46              N/A         3.93
Dec 1966              3.65              4.69         N/A       5.76            0.20              N/A         4.76
Dec 1967             -9.18              1.01         N/A       5.47           -4.95              N/A         4.21
Dec 1968             -0.26              4.54         N/A       6.45            2.57              N/A         5.21
Dec 1969             -5.07             -0.74         N/A       8.70           -8.09              N/A         6.58
Dec 1970             12.11             16.86      -11.66       7.06           18.37              N/A         6.52
Dec 1971             13.23              8.72       29.59       5.36           11.01              N/A         4.39
Dec 1972              5.69              5.16       36.35       5.39            7.26              N/A         3.84
Dec 1973             -1.11              4.61      -14.92       8.60            1.14             3.34         6.93
Dec 1974              4.35              5.69      -23.16      10.20           -3.06             5.88         8.00
Dec 1975              9.20              7.83       35.39       6.51           14.64             9.50         5.80
Dec 1976             16.75             12.87        2.54       5.22           18.65            12.34         5.08
Dec 1977             -0.69              1.41       18.06       6.11            1.71             3.31         5.12
Dec 1978             -1.18              3.49       32.62      10.21           -0.07             2.13         7.18
Dec 1979             -1.23              4.09        4.75      11.90           -4.18             6.00        10.38
Dec 1980             -3.95              3.91       22.58      12.33           -2.76             6.41        11.24
Dec 1981              1.86              9.45       -2.28      15.50           -1.24            10.50        14.71
Dec 1982             40.36             29.10       -1.86      12.18           42.56            26.10        10.54
Dec 1983              0.65              7.41       23.69       9.65            6.26             8.61         8.80
Dec 1984             15.48             14.02        7.38      10.65           16.86            14.38         9.85
Dec 1985             30.97             20.33       56.16       7.82           30.09            18.05         7.72
Dec 1986             24.53             15.14       69.44       6.30           19.85            13.12         6.16
Dec 1987             -2.71              2.90       24.63       6.59           -0.27             3.67         5.47
Dec 1988              9.67              6.10       28.27       8.15           10.70             6.78         6.35
Dec 1989             18.11             13.29       10.54       8.27           16.23            12.76         8.37
Dec 1990              6.18              9.73      -23.45       7.85            6.78             9.17         7.81
Dec 1991             19.30             15.46       12.13       4.95           19.89            14.63         5.60
Dec 1992              8.05              7.19      -12.17       3.27            9.39             7.17         3.51
Dec 1993             18.24             11.24       32.56       2.88           13.19             8.73         2.90
Dec 1994             -7.77             -5.14        7.78       5.40           -5.76            -1.95         3.90
Dec 1995             31.67             16.80       11.21       5.21           27.20            15.31         5.60
Dec 1996             -0.93              2.10        6.05       5.21            1.40             4.06         5.21
Dec 1997             15.85              8.38        1.78       5.71           12.95             7.87         5.26
Dec 1998             13.06             10.21       20.00       5.34           10.76             8.42         4.86
Dec 1999             -8.96             -1.77       26.96       5.43           -7.45             0.39         4.68

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                   NAREIT                  Wilshire                  Lipper           MSCI
                   Equity     Russell   Real Estate                Balanced       Emerging        Bank
                     REIT     2000(R)    Securities         S&P        Fund        Markets     Savings
                    Index       Index         Index         400       Index     Free Index     Account
-------------------------------------------------------------------------------------------------------
Dec 1925              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1926              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1927              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1928              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1929              N/A         N/A           N/A         N/A         N/A            N/A         N/A
Dec 1930              N/A         N/A           N/A         N/A         N/A            N/A        5.30
Dec 1931              N/A         N/A           N/A         N/A         N/A            N/A        5.10
Dec 1932              N/A         N/A           N/A         N/A         N/A            N/A        4.10
Dec 1933              N/A         N/A           N/A         N/A         N/A            N/A        3.40
Dec 1934              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1935              N/A         N/A           N/A         N/A         N/A            N/A        3.10
Dec 1936              N/A         N/A           N/A         N/A         N/A            N/A        3.20
Dec 1937              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1938              N/A         N/A           N/A         N/A         N/A            N/A        3.50
Dec 1939              N/A         N/A           N/A         N/A         N/A            N/A        3.40
Dec 1940              N/A         N/A           N/A         N/A         N/A            N/A        3.30
Dec 1941              N/A         N/A           N/A         N/A         N/A            N/A        3.10
Dec 1942              N/A         N/A           N/A         N/A         N/A            N/A        3.00
Dec 1943              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1944              N/A         N/A           N/A         N/A         N/A            N/A        2.80
Dec 1945              N/A         N/A           N/A         N/A         N/A            N/A        2.50
Dec 1946              N/A         N/A           N/A         N/A         N/A            N/A        2.20
Dec 1947              N/A         N/A           N/A         N/A         N/A            N/A        2.30
Dec 1948              N/A         N/A           N/A         N/A         N/A            N/A        2.30
Dec 1949              N/A         N/A           N/A         N/A         N/A            N/A        2.40
Dec 1950              N/A         N/A           N/A         N/A         N/A            N/A        2.50
Dec 1951              N/A         N/A           N/A         N/A         N/A            N/A        2.60
Dec 1952              N/A         N/A           N/A         N/A         N/A            N/A        2.70
Dec 1953              N/A         N/A           N/A         N/A         N/A            N/A        2.80
Dec 1954              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1955              N/A         N/A           N/A         N/A         N/A            N/A        2.90
Dec 1956              N/A         N/A           N/A         N/A         N/A            N/A        3.00
Dec 1957              N/A         N/A           N/A         N/A         N/A            N/A        3.30
Dec 1958              N/A         N/A           N/A         N/A         N/A            N/A        3.38
Dec 1959              N/A         N/A           N/A         N/A         N/A            N/A        3.53
Dec 1960              N/A         N/A           N/A         N/A        5.77            N/A        3.86
Dec 1961              N/A         N/A           N/A         N/A       20.59            N/A        3.90

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                   NAREIT                  Wilshire                  Lipper           MSCI
                   Equity     Russell   Real Estate                Balanced       Emerging        Bank
                     REIT     2000(R)    Securities         S&P        Fund        Markets     Savings
                    Index       Index         Index         400       Index     Free Index     Account
-------------------------------------------------------------------------------------------------------
Dec 1962              N/A         N/A           N/A         N/A       -6.80            N/A       4.08
Dec 1963              N/A         N/A           N/A         N/A       13.10            N/A       4.17
Dec 1964              N/A         N/A           N/A         N/A       12.36            N/A       4.19
Dec 1965              N/A         N/A           N/A         N/A        9.80            N/A       4.23
Dec 1966              N/A         N/A           N/A         N/A       -5.86            N/A       4.45
Dec 1967              N/A         N/A           N/A         N/A       15.09            N/A       4.67
Dec 1968              N/A         N/A           N/A         N/A       13.97            N/A       4.68
Dec 1969              N/A         N/A           N/A         N/A       -9.01            N/A       4.80
Dec 1970              N/A         N/A           N/A         N/A        5.62            N/A       5.14
Dec 1971              N/A         N/A           N/A         N/A       13.90            N/A       5.30
Dec 1972             8.01         N/A           N/A         N/A       11.13            N/A       5.37
Dec 1973           -15.52         N/A           N/A         N/A      -12.24            N/A       5.51
Dec 1974           -21.40         N/A           N/A         N/A      -18.71            N/A       5.96
Dec 1975            19.30         N/A           N/A         N/A       27.10            N/A       6.21
Dec 1976            47.59         N/A           N/A         N/A       26.03            N/A       6.23
Dec 1977            22.42         N/A           N/A         N/A       -0.72            N/A       6.39
Dec 1978            10.34         N/A         13.04         N/A        4.80            N/A       6.56
Dec 1979            35.86       43.09         70.81         N/A       14.67            N/A       7.29
Dec 1980            24.37       38.58         22.08         N/A       19.70            N/A       8.78
Dec 1981             6.00        2.03          7.18         N/A        1.86            N/A      10.71
Dec 1982            21.60       24.95         24.47       22.68       30.63            N/A      11.19
Dec 1983            30.64       29.13         27.61       26.10       17.44            N/A       9.71
Dec 1984            20.93       -7.30         20.64        1.18        7.46            N/A       9.92
Dec 1985            19.10       31.05         20.14       35.58       29.83            N/A       9.02
Dec 1986            19.16        5.68         20.30       16.21       18.43            N/A       7.84
Dec 1987            -3.64       -8.77         -7.86       -2.03        4.13            N/A       6.92
Dec 1988            13.49       24.89         24.18       20.87       11.18          40.43       7.20
Dec 1989             8.84       16.24          2.37       35.54       19.70          64.96       7.91
Dec 1990           -15.35      -19.51        -33.46       -5.12        0.66         -10.55       7.80
Dec 1991            35.70       46.05         20.03       50.10       25.83          59.91       4.61
Dec 1992            14.59       18.41          7.36       11.91        7.46          11.40       2.89
Dec 1993            19.65       18.91         15.24       13.96       11.95          74.83       2.73
Dec 1994             3.17       -1.82          1.64       -3.57       -2.05          -7.32       4.96
Dec 1995            15.27       28.44         13.65       30.94       24.89          -5.21       5.24
Dec 1996            35.26       16.49         36.87       19.20       13.05           6.03       4.95
Dec 1997            20.29       22.36         19.80       32.26       20.30         -11.59       5.17
Dec 1998           -17.51       -2.55        -17.43       19.12       15.09         -25.34       4.63
Dec 1999            -4.62       21.26         14.72       14.72        8.98          66.41       5.29

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                      MSCI     MSCI All                              Merrill Lynch
                       All      Country                     Merrill       Index of                            Lipper
                   Country    (AC) Asia         Lehman        Lynch    Convertible               Lipper     Growth &
                 (AC) Asia      Pacific       Brothers   High Yield          Bonds   Russell     Growth       Income
                      Free         Free      Aggregate    Master II   (Speculative   1000(R)       Fund         Fund
                  ex Japan     ex Japan     Bond Index        Index       Quality)     Index      Index        Index
---------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1926               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1927               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1928               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1929               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1930               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1931               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1932               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1933               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1934               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1935               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1936               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1937               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1938               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1939               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1940               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1941               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1942               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1943               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1944               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1945               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1946               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1947               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1948               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1949               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1950               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1951               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1952               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1953               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1954               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1955               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1956               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1957               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1958               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1959               N/A          N/A            N/A          N/A            N/A       N/A        N/A          N/A
Dec 1960               N/A          N/A            N/A          N/A            N/A       N/A       6.36         3.04
Dec 1961               N/A          N/A            N/A          N/A            N/A       N/A      30.16        26.00

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                      MSCI     MSCI All                              Merrill Lynch
                       All      Country                     Merrill       Index of                            Lipper
                   Country    (AC) Asia         Lehman        Lynch    Convertible               Lipper     Growth &
                 (AC) Asia      Pacific       Brothers   High Yield          Bonds   Russell     Growth       Income
                      Free         Free      Aggregate    Master II   (Speculative   1000(R)       Fund         Fund
                  ex Japan     ex Japan     Bond Index        Index       Quality)     Index      Index        Index
---------------------------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A          N/A            N/A       N/A     -16.84       -11.87
Dec 1963               N/A          N/A            N/A          N/A            N/A       N/A      22.43        19.10
Dec 1964               N/A          N/A            N/A          N/A            N/A       N/A      14.99        15.23
Dec 1965               N/A          N/A            N/A          N/A            N/A       N/A      26.61        19.00
Dec 1966               N/A          N/A            N/A          N/A            N/A       N/A      -1.80        -6.04
Dec 1967               N/A          N/A            N/A          N/A            N/A       N/A      45.31        27.59
Dec 1968               N/A          N/A            N/A          N/A            N/A       N/A      15.34        15.29
Dec 1969               N/A          N/A            N/A          N/A            N/A       N/A     -10.62       -11.80
Dec 1970               N/A          N/A            N/A          N/A            N/A       N/A      -8.57         1.10
Dec 1971               N/A          N/A            N/A          N/A            N/A       N/A      26.17        13.77
Dec 1972               N/A          N/A            N/A          N/A            N/A       N/A      18.08        12.87
Dec 1973               N/A          N/A            N/A          N/A            N/A       N/A     -24.75       -14.27
Dec 1974               N/A          N/A            N/A          N/A            N/A       N/A     -30.73       -20.85
Dec 1975               N/A          N/A            N/A          N/A            N/A       N/A      32.83        34.62
Dec 1976               N/A          N/A          15.60          N/A            N/A       N/A      20.07        25.66
Dec 1977               N/A          N/A           3.04          N/A            N/A       N/A      -2.62        -3.64
Dec 1978               N/A          N/A           1.39          N/A            N/A       N/A      12.53         7.99
Dec 1979               N/A          N/A           1.93          N/A            N/A     22.31      29.29        23.87
Dec 1980               N/A          N/A           2.71          N/A            N/A     31.88      38.67        28.27
Dec 1981               N/A          N/A           6.25          N/A            N/A     -5.10      -6.82        -1.39
Dec 1982               N/A          N/A          32.62          N/A            N/A     20.30      24.04        24.17
Dec 1983               N/A          N/A           8.36          N/A            N/A     22.13      21.35        22.76
Dec 1984               N/A          N/A          15.15          N/A            N/A      4.75      -3.60         4.29
Dec 1985               N/A          N/A          22.10          N/A            N/A     32.27      30.14        28.55
Dec 1986               N/A          N/A          15.26          N/A            N/A     17.87      15.59        17.63
Dec 1987               N/A          N/A           2.76         4.47            N/A      2.94       3.25         2.64
Dec 1988             30.00        30.45           7.89        13.36          16.19     17.23      14.13        18.35
Dec 1989             32.13        21.43          14.53         2.31           9.82     30.42      27.47        23.73
Dec 1990             -6.54       -11.86           8.96        -4.36          -8.61     -4.16      -5.41        -5.99
Dec 1991             30.98        32.40          16.00        39.17          37.53     33.03      36.33        27.75
Dec 1992             21.81         9.88           7.40        17.44          24.06      9.04       7.63         9.63
Dec 1993            103.39        84.94           9.75        16.69          19.37     10.15      11.98        14.62
Dec 1994            -16.94       -12.59          -2.92        -1.03          -6.91      0.38      -1.57        -0.41
Dec 1995              4.00        10.00          18.47        20.46          25.14     37.77      32.65        31.14
Dec 1996             10.05         8.08           3.63        11.27          15.29     22.45      17.53        20.67
Dec 1997            -40.31       -34.20           9.65        13.27          16.76     32.85      28.03        26.88
Dec 1998             -7.79        -4.42           8.69         2.95          12.62     27.02      25.69        13.58
Dec 1999             64.67        49.83          -0.82         2.51          38.91     20.91      27.96        11.86

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                              MSCI All      Russell         Lipper
                                   MSCI  Country World      1000(R)    Science and         Nasdaq
                      MSCI        World   Free ex U.S.       Growth     Technology      Composite
              Europe Index        Index          Index        Index     Fund Index          Index
--------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1926               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1927               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1928               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1929               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1930               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1931               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1932               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1933               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1934               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1935               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1936               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1937               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1938               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1939               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1940               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1941               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1942               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1943               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1944               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1945               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1946               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1947               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1948               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1949               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1950               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1951               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1952               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1953               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1954               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1955               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1956               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1957               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1958               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1959               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1960               N/A          N/A            N/A          N/A            N/A            N/A
Dec 1961               N/A          N/A            N/A          N/A          20.30            N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                              MSCI All      Russell         Lipper
                      MSCI         MSCI  Country World      1000(R)    Science and         Nasdaq
                    Europe        World   Free ex U.S.       Growth     Technology      Composite
                     Index        Index          Index        Index     Fund Index          Index
--------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A          N/A         -17.43            N/A
Dec 1963               N/A          N/A            N/A          N/A          17.69            N/A
Dec 1964               N/A          N/A            N/A          N/A          11.08            N/A
Dec 1965               N/A          N/A            N/A          N/A          33.54            N/A
Dec 1966               N/A          N/A            N/A          N/A          -6.70            N/A
Dec 1967               N/A          N/A            N/A          N/A          32.26            N/A
Dec 1968               N/A          N/A            N/A          N/A          20.26            N/A
Dec 1969               N/A          N/A            N/A          N/A         -15.96            N/A
Dec 1970            -10.64        -3.09            N/A          N/A          -9.81            N/A
Dec 1971             26.33        18.36            N/A          N/A          19.72            N/A
Dec 1972             14.40        22.48            N/A          N/A           9.94          17.18
Dec 1973             -8.77       -15.24            N/A          N/A         -24.53         -31.06
Dec 1974            -24.07       -25.47            N/A          N/A         -28.16         -35.11
Dec 1975             41.45        32.80            N/A          N/A          32.45          29.76
Dec 1976             -7.80        13.40            N/A          N/A          18.85          26.10
Dec 1977             21.90         0.68            N/A          N/A           0.01           7.33
Dec 1978             21.88        16.52            N/A          N/A          17.80          12.31
Dec 1979             12.31        10.95            N/A        23.91          29.47          28.11
Dec 1980             11.90        25.67            N/A        39.57          42.48          33.88
Dec 1981            -12.46        -4.79            N/A       -11.31         -11.08          -3.21
Dec 1982              3.97         9.71            N/A        20.46          34.46          18.67
Dec 1983             20.96        21.93            N/A        15.98          34.25          19.87
Dec 1984              0.62         4.72            N/A        -0.95         -10.13         -11.22
Dec 1985             78.93        40.56            N/A        32.85          22.20          31.36
Dec 1986             43.85        41.89            N/A        15.36           6.44           7.36
Dec 1987              3.66        16.16            N/A         5.31           4.05          -5.26
Dec 1988             15.81        23.29          27.90        11.27           4.87          15.41
Dec 1989             28.51        16.61          12.03        35.92          20.70          19.26
Dec 1990             -3.85       -17.02         -22.74        -0.26           0.87         -17.80
Dec 1991             13.11        18.28          13.96        41.16          50.18          56.84
Dec 1992             -4.71        -5.23         -10.97         5.00          14.31          15.45
Dec 1993             29.28        22.50          34.90         2.90          25.58          14.75
Dec 1994              2.28         5.08           6.63         2.66          13.04          -3.20
Dec 1995             21.62        20.72           9.94        37.19          42.38          39.92
Dec 1996             21.09        13.48           6.68        23.12          19.92          22.71
Dec 1997             23.80        15.76           2.04        30.49          10.90          21.64
Dec 1998             28.53        24.34          14.46        38.71          52.66          39.63
Dec 1999             15.89        24.93          30.91        33.16         134.99          85.59

Source: Lipper, Inc.

21.   APPENDIX D - OTHER PIONEER INFORMATION


The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.

As of December 31, 1999, Pioneer employed a professional investment staff of 82.

Total assets of all Pioneer mutual funds at December 31, 1999, were approximately $23 billion representing 1,392,828 shareholder accounts, including 881,091 non-retirement accounts and 511,737 retirement accounts.

                           PART C - OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference
       (a)   1.     Amended and Restated Declaration of Trust, dated
                    December 7, 1993.(1)
       (a)   1.1.   Amendment to Amended and Restated Declaration of Trust.(1)
       (a)   1.2.   Establishment and Designation of Classes.(1)
       (a)   1.3.   Establishment and Designation of Class C Shares.(2)
       (b)   2.     By-Laws.(2)
       (c)          None.
       (d)   5.     Management Contract with Investment Management, Inc.
                    (formerly Pioneering Management Corporation), dated January
                    1, 1994.(1)
       (e)   6.1.   Form of Underwriting Agreement with Pioneer Funds
                    Distributor, Inc.(4)
       (e)   6.2.   Form of Dealer Sales Agreement.(2)
       (f)   7.     None.
       (g)   8.     Custodian Agreement with Brown Brothers Harriman & Co.(1)
       (h)   9.     Form of Investment Company Service Agreement.(6)
       (h)   9.1.   Administration Agreement with Pioneer Investment Management,
                    Inc. (formerly Pioneering Management Corporation).(5)
       (i)   10.    Opinion and Consent of Counsel.(6)
       (j)   11.    Consent of Independent Public Accountants.(7)
       (k)   12.    None.
       (l)   13.    None.
       (m)   15.    Class A Shares Distribution Plan.(1)
       (m)   15.2.  Form of Class B Shares Distribution Plan.(4)
       (m)   15.3.  Class C Shares Distribution Plan.(2)
       (n)   18.2.  Multiple Class Plan for Class A, Class B and
                    Class C Shares.(2)
       (p)   20.    Code of Ethics.(7)
       N/A   21.    Powers of Attorney.(7)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 9 to the Registration Statement (File No. 33-20795) as filed with the Securities and Exchange Commission (the "SEC") on April 27, 1995 (Accession No. 0000831120-95-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC on April 22, 1996 (Accession No. 0000831120-96-000005).

(3) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC on April 28, 1997 (Accession No. 0000831120-97-000010).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC on October 30, (Accession No. 0000950146-98-001833).

(5) Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 14 to the Registration Statement as filed with the SEC on February 22, 1999 (Accession No. 0001016964-99-000041).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registration Statement as filed with the SEC on April 30, 1999 (Accession No. 0000831120-99-000009).

(7) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Amended and Restated Declaration of Trust, dated December 7, 1993 (the "Declaration"), establishing the Fund as a business trust under Massachusetts law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly owned subsidiary of The Pioneer Group, Inc. ("Pioneer"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages, Pioneer and/or other Pioneer subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Joseph P. Barri               Senior Partner, Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and Chairman        Chairman of the Board,
                                                    President and Trustee

David D. Tripple       Director and President       Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and
                       Executive Vice President     None

William A. Misata      Senior Vice President        None

Constance D. Spiros    Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Mark R. Kiniry         Vice President, Regional
                       Director, Sales              None

Barry G. Knight        Vice President               None

William H. Spencer     Vice President, Regional
                       Director, Sales              None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

Eric W. Reckard        Treasurer                    Treasurer

Joseph P. Barri        Clerk                        Secretary

Robert P. Nault        Assistant Clerk              Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of April, 2000.

                                             PIONEER AMERICA INCOME TRUST



                                        By:  /s/ John F. Cogan, Jr.
                                             ----------------------------
                                             John F. Cogan, Jr.
                                             Chairman and President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/John F. Cogan, Jr.          Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ Eric W. Reckard            Chief Financial Officer            )
Eric W. Reckard                and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/John F. Cogan, Jr.                                             )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.             Dated: April 28,  2000)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

(j)     11.        Consent of Independent Public  Accountants

(p)     20.        Code of Ethics

N/A     21.        Powers of Attorney